U. S.
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑2918
DUPREE MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)
125 South Mill Street, Vine Center, Suite 100
Lexington, Kentucky 40507
(Address of Principal Executive Offices) (Zip Code)
Allen E. Grimes, III
125 South Mill Street, Vine Center, Suite 100
Lexington, Kentucky 40507
(Name and address of agent for service)
Registrant’s Telephone Number, including Area Code (859) 254‑7741
Date of fiscal year end: June 30, 2025
Date of reporting period: July 1, 2024 through December 31, 2024

Item 1. Report to Stockholders

(a)	Tailored Shareholder Reports

(b)	Not applicable.

Alabama Tax‑Free Income Series
TICKER: DUALX

Semi-Annual Shareholder Report: December 31, 2024
This semi-annual shareholder report contains important information about the Alabama Tax‑Free Income Series (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “reporting period”). You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866‑0614 or info@dupree-funds.com.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid during the reporting period.

Fund (Class)	Costs of a $10,000 Investment (annualized)	Costs paid as a percentage of a $10,000 investment (annualized)

Alabama Tax‑Free Income Series	$70	0.70%

What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$20,909,904

Total number of portfolio holdings	72

Portfolio turnover rate as of the end of the reporting period	17.36%

1

What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.

COMPOSITION

CREDIT QUALITY*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

How can you get additional information about the Fund?
Additional information is available on the Fund’s website (www.dupree-funds.com/documents), including the following:
Prospectus
Fund Financial Information
Fund Holdings

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 866‑0614, and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

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P.O. Box 1149 • Lexington, Kentucky • 40588-1149	PRSRT STD U.S. POSTAGE PAID LEXINGTON, KY PERMIT NO. 113

Kentucky Tax‑Free Income Series
TICKER: KYTFX

Semi-Annual Shareholder Report: December 31, 2024
This semi-annual shareholder report contains important information about the Kentucky Tax‑Free Income Series (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “reporting period”). You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866‑0614 or info@dupree-funds.com.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid during the reporting period.

Fund (Class)	Costs of a $10,000 Investment (annualized)	Costs paid as a percentage of a $10,000 investment (annualized)

Kentucky Tax‑Free Income Series	$62	0.62%

What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$718,914,392

Total number of portfolio holdings	358

Portfolio turnover rate as of the end of the reporting period	9.98%

1

What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.

COMPOSITION

CREDIT QUALITY*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

How can you get additional information about the Fund?
Additional information is available on the Fund’s website (www.dupree-funds.com/documents), including the following:
Prospectus
Fund Financial Information
Fund Holdings

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 866‑0614, and we will begin sending you separate copies of these materials within 30 days after we receive your request.

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P.O. Box 1149 • Lexington, Kentucky • 40588-1149	PRSRT STD U.S. POSTAGE PAID LEXINGTON, KY PERMIT NO. 113

Kentucky Tax‑Free Short‑to‑Medium Series
TICKER: KYSMX

Semi-Annual Shareholder Report: December 31, 2024
This semi-annual shareholder report contains important information about the Kentucky Tax‑Free Short‑to‑Medium Series (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “reporting period”). You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866‑0614 or info@dupree-funds.com.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid during the reporting period.

Fund (Class)	Costs of a $10,000 Investment (annualized)	Costs paid as a percentage of a $10,000 investment (annualized)

Kentucky Tax‑Free Short‑to‑Medum Series	$70	0.70%

What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$30,788,545

Total number of portfolio holdings	54

Portfolio turnover rate as of the end of the reporting period	11.51%

1

What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.

COMPOSITION

CREDIT QUALITY*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

How can you get additional information about the Fund?
Additional information is available on the Fund’s website (www.dupree-funds.com/documents), including the following:
Prospectus
Fund Financial Information
Fund Holdings

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 866‑0614, and we will begin sending you separate copies of these materials within 30 days after we receive your request.

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P.O. Box 1149 • Lexington, Kentucky • 40588-1149	PRSRT STD U.S. POSTAGE PAID LEXINGTON, KY PERMIT NO. 113

Mississippi Tax‑Free Income Series
TICKER: DUMSX

Semi-Annual Shareholder Report: December 31, 2024
This semi-annual shareholder report contains important information about the Mississippi Tax‑Free Income Series (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “reporting period”). You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866‑0614 or info@dupree-funds.com.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid during the reporting period.

Fund (Class)	Costs of a $10,000 Investment (annualized)	Costs paid as a percentage of a $10,000 investment (annualized)

Mississippi Tax‑Free Income Series	$70	0.70%

What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$5,089,271

Total number of portfolio holdings	32

Portfolio turnover rate as of the end of the reporting period	3.39%

1

What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.

COMPOSITION

CREDIT QUALITY*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

How can you get additional information about the Fund?
Additional information is available on the Fund’s website (www.dupree-funds.com/documents), including the following:
Prospectus
Fund Financial Information
Fund Holdings

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 866‑0614, and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

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P.O. Box 1149 • Lexington, Kentucky • 40588-1149	PRSRT STD U.S. POSTAGE PAID LEXINGTON, KY PERMIT NO. 113

North Carolina Tax‑Free Income Series
TICKER: NTFIX

Semi-Annual Shareholder Report: December 31, 2024
This semi-annual shareholder report contains important information about the North Carolina Tax‑Free Income Series (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “reporting period”). You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866‑0614 or info@dupree-funds.com.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid during the reporting period.

Fund (Class)	Costs of a $10,000 Investment (annualized)	Costs paid as a percentage of a $10,000 investment (annualized)

North Carolina Tax‑Free Income Series	$70	0.70%

What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$108,169,206

Total number of portfolio holdings	154

Portfolio turnover rate as of the end of the reporting period	12.60%

1

What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.

COMPOSITION

CREDIT QUALITY*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

How can you get additional information about the Fund?
Additional information is available on the Fund’s website (www.dupree-funds.com/documents), including the following:
Prospectus
Fund Financial Information
Fund Holdings

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 866‑0614, and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

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P.O. Box 1149 • Lexington, Kentucky • 40588-1149	PRSRT STD U.S. POSTAGE PAID LEXINGTON, KY PERMIT NO. 113

North Carolina Tax‑Free Short‑to‑Medium Series
TICKER: NTSMX

Semi-Annual Shareholder Report: December 31, 2024
This semi-annual shareholder report contains important information about the North Carolina Tax‑Free Short‑to‑Medium Series (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “reporting period”). You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866‑0614 or info@dupree-funds.com.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid during the reporting period.

Fund (Class)	Costs of a $10,000 Investment (annualized)	Costs paid as a percentage of a $10,000 investment (annualized)

North Carolina Tax‑Free Short‑to‑Medium Series	$70	0.70%

What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$8,861,426

Total number of portfolio holdings	38

Portfolio turnover rate as of the end of the reporting period	1.19%

1

What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.

COMPOSITION

CREDIT QUALITY*

Not Rated
1.86%
Aaa/AAA
5.93%
A
31.06%
Aa/AA
61.15%

Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

How can you get additional information about the Fund?
Additional information is available on the Fund’s website (www.dupree-funds.com/documents), including the following:
Prospectus
Fund Financial Information
Fund Holdings

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 866‑0614, and we will begin sending you separate copies of these materials within 30 days after we receive your request.

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P.O. Box 1149 • Lexington, Kentucky • 40588-1149	PRSRT STD U.S. POSTAGE PAID LEXINGTON, KY PERMIT NO. 113

Tennessee Tax‑Free Income Series
TICKER: TNTIX

Semi-Annual Shareholder Report: December 31, 2024
This semi-annual shareholder report contains important information about the Tennessee Tax‑Free Income Series (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “reporting period”). You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866‑0614 or info@dupree-funds.com.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid during the reporting period.

Fund (Class)	Costs of a $10,000 Investment (annualized)	Costs paid as a percentage of a $10,000 investment (annualized)

Tennessee Tax‑Free Income Series	$70	0.70%

What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$51,301,982

Total number of portfolio holdings	66

Portfolio turnover rate as of the end of the reporting period	19.44%

1

What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.

COMPOSITION

CREDIT QUALITY*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

How can you get additional information about the Fund?
Additional information is available on the Fund’s website (www.dupree-funds.com/documents), including the following:
Prospectus
Fund Financial Information
Fund Holdings

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 866‑0614, and we will begin sending you separate copies of these materials within 30 days after we receive your request.

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P.O. Box 1149 • Lexington, Kentucky • 40588-1149	PRSRT STD U.S. POSTAGE PAID LEXINGTON, KY PERMIT NO. 113

Tennessee Tax‑Free Short‑to‑Medium Series
TICKER: TTSMX

Semi-Annual Shareholder Report: December 31, 2024
This semi-annual shareholder report contains important information about the Tennessee Tax‑Free Short‑to‑Medium Series (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “reporting period”). You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866‑0614 or info@dupree-funds.com.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid during the reporting period.

Fund (Class)	Costs of a $10,000 Investment (annualized)	Costs paid as a percentage of a $10,000 investment (annualized)

Tennessee Tax‑Free Short‑to‑Medium Series	$70	0.70%

What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$2,571,439

Total number of portfolio holdings	14

Portfolio turnover rate as of the end of the reporting period	8.02%

1

What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.

COMPOSITION

CREDIT QUALITY*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

How can you get additional information about the Fund?
Additional information is available on the Fund’s website (www.dupree-funds.com/documents), including the following:
Prospectus
Fund Financial Information
Fund Holdings

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 866‑0614, and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

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P.O. Box 1149 • Lexington, Kentucky • 40588-1149	PRSRT STD U.S. POSTAGE PAID LEXINGTON, KY PERMIT NO. 113

Intermediate Government Bond Series
TICKER: DPIGX

Semi-Annual Shareholder Report: December 31, 2024
This semi-annual shareholder report contains important information about the Intermediate Government Bond Series (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “reporting period”). You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866‑0614 or info@dupree-funds.com.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid during the reporting period.

Fund (Class)	Costs of a $10,000 Investment (annualized)	Costs paid as a percentage of a $10,000 investment (annualized)

Intermediate Government Bond Series	$70	0.70%

What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$8,729,485

Total number of portfolio holdings	20

Portfolio turnover rate as of the end of the reporting period	47.89%

1

What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.

COMPOSITION

CREDIT QUALITY*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

How can you get additional information about the Fund?
Additional information is available on the Fund’s website (www.dupree-funds.com/documents), including the following:
Prospectus
Fund Financial Information
Fund Holdings

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 866‑0614, and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

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P.O. Box 1149 • Lexington, Kentucky • 40588-1149	PRSRT STD U.S. POSTAGE PAID LEXINGTON, KY PERMIT NO. 113

Taxable Municipal Bond Series
TICKER: DUTMX

Semi-Annual Shareholder Report: December 31, 2024
This semi-annual shareholder report contains important information about the Taxable Municipal Bond Series (the “Fund”) for the period of July 1, 2024 to December 31, 2024 (the “reporting period”). You can find additional information about the Fund at www.dupree-funds.com/documents. You can also request this information by contacting us at (800) 866‑0614 or info@dupree-funds.com.

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid during the reporting period.

Fund (Class)	Costs of a $10,000 Investment (annualized)	Costs paid as a percentage of a $10,000 investment (annualized)

Taxable Municipal Bond Series	$70	0.70%

What are the Key Fund statistics you should know?
The following table outlines key Fund statistics that you should pay attention to:

Fund’s net assets	$3,456,575

Total number of portfolio holdings	19

Portfolio turnover rate as of the end of the reporting period	3.63%

1

What is the Fund invested in?
The tables and charts below show the investment makeup of the Fund, representing the percentage of total net assets of the Fund.

COMPOSITION

CREDIT QUALITY*

Ratings have been assigned by a Nationally Recognized Statistical Rating Organization (“NRSRO”). All ratings are by Moody’s Ratings, an NRSRO, unless noted otherwise. Moody’s Ratings was selected because it is recognized as a leading NRSRO that offers a transparent and reliable rating process for debt instruments. See Schedules of Portfolio Investments for individual bond ratings. Visit our website at www.dupree-funds.com/documents.

How can you get additional information about the Fund?
Additional information is available on the Fund’s website (www.dupree-funds.com/documents), including the following:
Prospectus
Fund Financial Information
Fund Holdings

Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 866‑0614, and we will begin sending you separate copies of these materials within 30 days after we receive your request.

2

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P.O. Box 1149 • Lexington, Kentucky • 40588-1149	PRSRT STD U.S. POSTAGE PAID LEXINGTON, KY PERMIT NO. 113

Item 2. Not applicable

Item 3. Not applicable

Item 4. Not applicable

Item 5. Not applicable.

Item 6.

(a)	The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.
(b)	Not Applicable

Item 7.

December 31, 2024

SEMI ANNUAL REPORT

TO SHAREHOLDERS

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc. began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the Commonwealth of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the Fund’s investment adviser. The Fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

Tennessee Tax-Free Short-to-Medium Series in 1994;

North Carolina Tax-Free Income Series in 1995;

North Carolina Tax-Free Short-to-Medium Series in 1995;

Alabama Tax-Free Income Series in 2000;

Mississippi Tax-Free Income Series in 2000; and

Taxable Municipal Bond Series in 2010.

Today, after more than 45 years in business, Dupree Mutual Funds continues to be a leader in the no-load single-state municipal bond space. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds, which are sold through brokerage firms or other institutions and typically carry sales charges.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

December 31, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
26.06% of Net Assets
Athens AL	4.125%	05/01/2044	Aa3	$250,000	$247,195
Athens AL	4.250	05/01/2049	Aa3	250,000	247,368
Athens AL Warrants	3.000	05/01/2041	Aa3	125,000	104,890
Cherokee County AL Board of Education Tax Warrants	4.000	12/01/2034	A1	310,000	309,237
Cherokee County AL Board of Education Tax Warrants	4.250	12/01/2042	A1	150,000	150,374
Cullman AL Board of Education Special Tax School Warrants	4.000	03/01/2044	A1	250,000	239,633
Cullman AL Board of Education Special Tax School Warrants	4.125	03/01/2049	A1	250,000	237,323
Enterprise AL Board of Education Special Tax School Warrants	4.000	03/01/2044	AA*	250,000	241,215
Florence AL City Board of Education Special Tax School Warrants	4.000	03/01/2046	Aa3	225,000	215,368
Guntersville AL Warrants	3.000	08/01/2040	AA-*	250,000	211,833
Houston County AL Board of Education Special Tax School Warrants	3.000	12/01/2037	AA*	250,000	220,780
Jackson County AL Board of Education School Tax Warrants	3.000	03/01/2038	AA*	350,000	307,514
Jefferson County AL Board of Education Public School Warrants	4.000	02/01/2042	Aa3	795,000	765,391
Lauderdale County AL Board of Education Special Tax School Warrants	5.000	02/01/2044	AA*	155,000	163,799
Lauderdale County AL Board of Education Special Tax School Warrants	4.125	02/01/2049	AA*	250,000	237,705
Mountain Brook AL City Board of Education	3.000	03/01/2042	Aa1	250,000	209,738
Pell City AL Warrants	4.500	02/01/2042	AA*	200,000	204,128
Pike Road AL Warrants	5.000	03/01/2043	AA+*	250,000	269,970
Saint Clair County AL Board of Education Special Tax Warrants	3.000	02/01/2038	A1	250,000	217,733
Saint Clair County AL Board of Education Special Tax Warrants	5.000	02/01/2040	A1	125,000	134,093
Saint Clair County AL Board of Education Special Tax Warrants	4.000	02/01/2044	A1	500,000	485,030
Troy AL Public Educational Building Authority	5.250	12/01/2036	A1	30,000	30,024

					5,450,341
PUBLIC FACILITIES REVENUE BONDS
21.88% of Net Assets
Adamsville AL Warrants	3.000	09/01/2045	AA*	250,000	199,300
AL State Corrections Institution Finance Authority	5.000	07/01/2042	Aa2	350,000	372,719
Anniston AL Public Building Authority DHR Project	5.250	05/01/2030	AA-*	50,000	50,016
Anniston AL Public Building Authority DHR Project	5.500	05/01/2033	AA-*	200,000	200,204
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA*	140,000	140,083
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2037	Aa3	400,000	413,988
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	05/01/2038	Aa3	250,000	258,743
Birmingham Jefferson AL Civic Center Authority Revenue	5.000	12/01/2043	AA*	500,000	529,550
Boaz AL Warrants	4.000	02/01/2037	AA*	250,000	248,573
Bullock County AL Public Building Authority	4.000	10/01/2038	AA-*	500,000	501,820
Cherokee County AL Public Building Authority	4.125	07/01/2044	A2	350,000	337,043
Helena AL Warrants	4.000	01/01/2049	AA*	350,000	329,378
Irondale AL Public Building Authority	4.000	10/01/2049	AA-*	425,000	392,258
Montgomery County AL Public Building Authority	5.000	03/01/2036	Aa2	350,000	365,936
Tuscaloosa County AL Public Building Authority	4.000	10/01/2044	AA-*	250,000	235,933

					4,575,544
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
15.43% of Net Assets
AL Community College System Gadsden State Community College	5.000	06/01/2038	A1	325,000	336,297
AL State Public School & College Authority	4.000	11/01/2040	Aa1	250,000	248,250
AL State Public School & College Authority	4.000	09/01/2043	Aa1	250,000	246,428
Auburn University AL General Fee Revenue	4.000	06/01/2036	Aa2	380,000	379,989
Auburn University AL General Fee Revenue	4.000	06/01/2041	Aa2	285,000	276,960
Troy University AL Facilities Revenue	5.000	11/01/2028	A1	250,000	251,145
Troy University AL Facilities Revenue	4.000	11/01/2032	A1	300,000	303,111
Troy University AL Facilities Revenue	5.000	11/01/2037	A1	200,000	206,324
University of AL Huntsville General Fee Revenue	5.000	09/01/2038	Aa3	435,000	453,317
University of AL Huntsville General Fee Revenue	5.000	09/01/2038	Aa3	500,000	524,695

					3,226,516

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

December 31, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
12.40% of Net Assets
Berry AL Water & Sewer Revenue	4.000%	09/01/2039	AA*	$250,000	$250,190
Birmingham AL Waterworks	4.000	01/01/2037	Aa2	250,000	250,048
Birmingham AL Waterworks	4.000	01/01/2041	Aa2	225,000	220,824
Guntersville AL Waterworks & Sewer Board Utility Revenue	4.250	08/01/2049	AA*	250,000	241,115
Limestone County AL Water & Sewer Authority	4.750	12/01/2035	AA*	400,000	399,987
Opelika AL Utilities Board	4.000	06/01/2039	Aa3	250,000	243,835
Prattville AL Sewer Warrants	4.000	11/01/2042	AA-*	375,000	363,345
Talladega AL Water & Sewer Revenue	3.000	09/01/2046	AA*	250,000	194,625
Tuskegee AL Utilities Board	3.000	08/01/2037	A1	260,000	234,484
Warrior River AL Water Authority	4.000	08/01/2043	AA*	200,000	193,614

					2,592,067
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
6.94% of Net Assets
AL State Housing Finance Authority	4.500	10/01/2044	Aaa	965,000	953,738
AL State Housing Finance Authority	4.550	10/01/2044	Aaa	250,000	248,695
AL State Housing Finance Authority	4.700	10/01/2049	Aaa	250,000	249,258

					1,451,691
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
6.85% of Net Assets
Arab AL	3.000%	12/01/2041	AA*	250,000	205,653
Birmingham AL Warrants	4.000	12/01/2035	Aa3	250,000	251,341
Birmingham AL Warrants	5.000	12/01/2037	Aa3	250,000	261,150
Elmore County AL Warrants	5.000	05/01/2047	AA*	250,000	261,693
Enterprise AL Warrants	4.625	10/01/2040	AA-*	250,000	258,625
Rainsville AL Warrants	4.000	01/01/2044	AA*	200,000	194,290

					1,432,752
PREREFUNDED BONDS
3.89% of Net Assets
Auburn AL Waterworks Board Water Revenue	5.000	09/01/2036	NR	250,000	253,200
Limestone County AL Water & Sewer Authority	4.750	12/01/2033	AA*	290,000	299,596
Tuscaloosa County AL Board of Education Special Tax School Warrants	5.000	02/01/2037	Aa2	250,000	260,483

					813,279
REFUNDING BONDS
3.72% of Net Assets
Jefferson County AL Warrants	5.000	09/15/2035	AA+*	250,000	255,903
Montgomery AL Warrants	5.000	06/15/2035	A1	500,000	521,164

					777,067
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.45% of Net Assets
Chilton County AL Health Care Authority Chilton County Hospital	5.000	11/01/2035	AA-@	300,000	302,346

Total Investments 98.62% of Net Assets (cost $21,392,433) (See footnote 6 for further explanation)					$20,621,603

Other assets in excess of liabilities 1.38%					288,301

Net Assets 100%					$20,909,904

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — ALABAMA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds

December 31, 2024

Other Information

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	20,621,603
Level 3	Significant Unobservable Inputs	—

$20,621,603

The accompanying footnotes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $21,392,433)		$20,621,603
Cash		265,185
Receivable for fund shares sold		9,000
Interest receivable		222,159

Total assets		21,117,947
LIABILITIES:
Payable for:
Distributions to shareholders	90,192
Fund shares redeemed	72,545
Net Investment advisory fee	3,293
Transfer agent fee	6,579
Printing expense	17,026
Compliance fees	4,563
Trustees fees	2,152
Audit fees	2,015
Legal fees	1,436
Registration fees	1,364
Accrued expenses	6,878

Total liabilities		208,043

NET ASSETS:
Paid-in capital		22,290,939
Total accumulated loss		(1,381,035)

Total Net Assets		$20,909,904

NET ASSET VALUE, offering price and redemption price per share (1,840,865 shares outstanding; unlimited number of shares authorized; no par value)		$11.36

STATEMENT OF OPERATIONS

For the six months ended December 31, 2024

Net investment income:
Interest income	$369,453

Expenses:
Investment advisory fee	52,380
Transfer agent fee	15,596
Professional fees	5,170
Custodian fee	4,661
Pricing fees	4,290
Registration fees	3,641
Trustees fees	911
Other expenses	4,225

Total expenses	90,874
Fees waived by Adviser (Note 2)	(17,390)
Custodian fee reduction (Note 7)	(15)

Net expenses	73,469

Net investment income	295,984

Realized and unrealized loss on investments:
Net realized loss	(30,988)
Net change in unrealized appreciation/depreciation	(154,563)

Net realized and unrealized loss on investments	(185,551)

Net increase in net assets resulting from operations	$110,433

The accompanying footnotes are an integral part of the financial statements.

ALABAMA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2024 and the year ended June 30, 2024 UNAUDITED

	Six Months Ended 12/31/2024	Year Ended 6/30/2024
Operations:
Net investment income	$295,984	$538,964
Net realized loss on investments	(30,988)	(270,863)
Net change in unrealized appreciation/depreciation	(154,563)	334,422

Net increase in net assets resulting from operations	110,433	602,523
Total distributions (Note 6)	(295,984)	(538,964)
Net Fund share transactions (Note 4)	441,004	(1,189,001)

Total decrease	255,453	(1,125,442)
Net assets:
Beginning of period	20,654,451	21,779,893

End of period	$20,909,904	$20,654,451

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2024		For the years ended June 30,
			2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.46		$11.40	$11.57	$12.86	$12.78	$12.43

Income from investment operations:
Net investment income	0.16		0.29	0.28	0.27	0.29	0.33
Net gains/(losses) on investments (c)	(0.10)		0.06	(0.16)	(1.29)	0.08	0.35

Total from investment operations	0.06		0.35	0.12	(1.02)	0.37	0.68
Less distributions:
Distributions from net investment income	(0.16)		(0.29)	(0.28)	(0.27)	(0.29)	(0.33)
Distributions from capital gains	0.00		0.00	(0.01)	0.00 (b)	0.00	0.00

Total distributions	(0.16)		(0.29)	(0.29)	(0.27)	(0.29)	(0.33)

Net asset value, end of period	$11.36		$11.46	$11.40	$11.57	$12.86	$12.78

Total return	0.55%	(d)	3.17%	1.08%	(8.03)%	2.93%	5.49%
Net assets, end of period (in thousands)	$20,910		$20,654	$21,780	$25,761	$28,209	$27,354
Ratio of net expenses to average net assets (a)	0.70%	(e)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.87%	(e)	0.91%	0.93%	0.87%	0.80%	0.82%
Ratio of net investment income to average net assets	2.85%	(e)	2.60%	2.49%	2.19%	2.26%	2.58%
Portfolio turnover	17.36%	(d)	20.02%	4.46%	2.55%	13.38%	6.98%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $0.01.
(c)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.
(d)	Not Annualized
(e)	Annualized

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
32.10% of Net Assets
KY Association of Counties	4.000%	02/01/2029	AA-*	$240,000	$244,798
KY Association of Counties	5.000	02/01/2030	AA-*	385,000	410,256
KY Association of Counties	5.000	02/01/2031	AA-*	255,000	271,126
KY Association of Counties	4.000	02/01/2033	AA-*	420,000	421,844
KY Association of Counties	4.000	02/01/2034	AA-*	435,000	436,179
KY Association of Counties	4.000	02/01/2035	AA-*	690,000	691,967
KY Association of Counties	4.000	02/01/2035	AA-*	460,000	460,336
KY Association of Counties	4.500	02/01/2036	AA-*	445,000	463,330
KY Association of Counties	4.000	02/01/2037	AA-*	745,000	744,270
KY Association of Counties	4.500	02/01/2037	AA-*	460,000	476,923
KY Association of Counties	4.000	02/01/2038	AA-*	3,165,000	3,117,335
KY Association of Counties	4.500	02/01/2038	AA-*	490,000	507,111
KY Association of Counties	4.000	02/01/2039	AA-*	1,000,000	980,960
KY Association of Counties	4.500	02/01/2039	AA-*	515,000	531,696
KY Association of Counties	5.000	02/01/2039	AA-*	550,000	589,611
KY Association of Counties	4.500	02/01/2040	AA-*	535,000	549,680
KY Association of Counties	4.500	02/01/2041	AA-*	565,000	578,057
KY Association of Counties	3.500	02/01/2042	AA-*	1,215,000	1,110,632
KY Association of Counties	4.500	02/01/2042	AA-*	1,050,000	1,072,323
KY Association of Counties	4.500	02/01/2043	AA-*	1,455,000	1,483,605
KY Association of Counties	4.000	02/01/2043	AA-*	515,000	496,960
KY Association of Counties	4.000	02/01/2048	AA-*	920,000	853,098
KY Bond Corporation Finance Program	3.000	02/01/2032	AA-*	550,000	520,916
KY Bond Corporation Finance Program	3.000	02/01/2033	AA-*	1,010,000	947,471
KY Bond Corporation Finance Program	3.000	02/01/2034	AA-*	1,070,000	995,357
KY Bond Corporation Finance Program	3.000	02/01/2034	AA-*	925,000	856,448
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-*	1,170,000	1,074,587
KY Bond Corporation Finance Program	3.000	02/01/2035	AA-*	930,000	850,522
KY Bond Corporation Finance Program	3.000	02/01/2036	AA-*	1,240,000	1,123,589
KY Bond Corporation Finance Program	3.000	02/01/2036	AA-*	965,000	872,794
KY Bond Corporation Finance Program	3.000	02/01/2037	AA-*	990,000	886,149
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-*	980,000	858,911
KY Bond Corporation Finance Program	3.000	02/01/2038	AA-*	1,025,000	907,853
KY Bond Corporation Finance Program	3.000	02/01/2039	AA-*	1,050,000	912,975
KY Bond Corporation Finance Program	3.000	02/01/2040	AA-*	1,030,000	883,534
KY Bond Corporation Finance Program	3.000	02/01/2041	AA-*	1,000,000	842,890
KY Bond Corporation Finance Program	3.000	02/01/2041	AA-*	1,065,000	899,882
KY Bond Corporation Finance Program	3.000	02/01/2042	AA-*	420,000	351,687
KY Bond Corporation Finance Program	3.000	02/01/2043	AA-*	430,000	353,563
KY Bond Corporation Finance Program	3.000	02/01/2044	AA-*	450,000	365,157
KY Bond Corporation Finance Program	3.000	02/01/2047	AA-*	1,100,000	852,368
KY Bond Development	4.000	02/01/2047	AA-*	510,000	479,976
KY State Bond Corporation Financing Program	4.000	02/01/2041	AA-*	620,000	604,171
KY State Property & Building #108	5.000	08/01/2026	Aa3	955,000	964,330
KY State Property & Building #108	5.000	08/01/2028	Aa3	2,670,000	2,691,600
KY State Property & Building #108	5.000	08/01/2030	Aa3	2,000,000	2,015,260
KY State Property & Building #108	5.000	08/01/2032	Aa3	3,500,000	3,521,070
KY State Property & Building #108	5.000	08/01/2033	Aa3	270,000	271,563
KY State Property & Building #108	5.000	08/01/2034	Aa3	4,900,000	4,936,260
KY State Property & Building #110	5.000	08/01/2029	Aa3	4,200,000	4,235,700
KY State Property & Building #110	5.000	08/01/2032	Aa3	1,515,000	1,526,999
KY State Property & Building #110	5.000	08/01/2033	Aa3	1,000,000	1,007,520
KY State Property & Building #110	5.000	08/01/2034	Aa3	1,900,000	1,912,977
KY State Property & Building #110	5.000	08/01/2035	Aa3	3,680,000	3,705,318
KY State Property & Building #112	5.000	11/01/2028	Aa3	265,000	272,939
KY State Property & Building #112	5.000	02/01/2035	Aa3	8,325,000	8,445,713

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY State Property & Building #112	5.000%	02/01/2036	Aa3	$7,920,000	$8,032,306
KY State Property & Building #115	5.000	04/01/2033	Aa3	4,565,000	4,718,704
KY State Property & Building #115	5.000	04/01/2034	Aa3	13,975,000	14,445,538
KY State Property & Building #115	5.000	04/01/2036	Aa3	14,460,000	14,918,237
KY State Property & Building #115	5.000	04/01/2037	Aa3	5,000,000	5,149,700
KY State Property & Building #117	5.000	05/01/2031	Aa3	5,055,000	5,243,956
KY State Property & Building #117	5.000	05/01/2032	Aa3	3,680,000	3,813,363
KY State Property & Building #117	5.000	05/01/2033	Aa3	3,550,000	3,675,422
KY State Property & Building #117	5.000	05/01/2034	Aa3	5,825,000	6,022,817
KY State Property & Building #117	5.000	05/01/2035	Aa3	5,065,000	5,231,284
KY State Property & Building #117	5.000	05/01/2036	Aa3	5,275,000	5,451,765
KY State Property & Building #119	5.000	05/01/2034	Aa3	725,000	760,996
KY State Property & Building #119	5.000	05/01/2035	Aa3	10,000,000	10,438,800
KY State Property & Building #119	5.000	05/01/2036	Aa3	10,000,000	10,435,600
KY State Property & Building #122	4.000	11/01/2035	Aa3	500,000	503,160
KY State Property & Building #122	4.000	11/01/2037	Aa3	675,000	677,356
KY State Property & Building #126	4.000	05/01/2042	Aa3	1,980,000	1,948,280
KY State Property & Building #127	5.250	06/01/2040	Aa3	10,000,000	11,024,300
KY State Property & Building #127	5.250	06/01/2041	Aa3	8,745,000	9,610,930
KY State Property & Building #127	5.250	06/01/2042	Aa3	15,975,000	17,502,689
KY State Property & Building #130	4.000	11/01/2041	Aa3	1,500,000	1,483,620
KY State Property & Building #130	5.000	11/01/2042	Aa3	1,500,000	1,636,170
KY State Property & Building #130	4.000	11/01/2043	Aa3	7,000,000	6,765,570
KY State Property & Building #130	5.250	11/01/2044	Aa3	8,140,000	8,994,944
KY State Property & Building #131	4.000	10/01/2044	Aa3	2,500,000	2,397,500
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2034	Aa3	1,450,000	1,451,146

					230,774,299

SCHOOL IMPROVEMENT BONDS
29.47% of Net Assets
Adair County KY School District Finance Corporation	4.250	09/01/2040	Aa3	1,840,000	1,867,674
Adair County KY School District Finance Corporation	4.250	09/01/2042	Aa3	1,270,000	1,279,474
Bardstown KY Independent School District Finance Corporation	4.000	02/01/2040	Aa3	1,495,000	1,486,583
Bardstown KY Independent School District Finance Corporation	4.000	02/01/2042	Aa3	1,525,000	1,489,849
Beechwood KY Independent School District Finance Corporation	4.375	08/01/2042	Aa3	650,000	654,407
Bell County KY School District Finance Corporation	4.000	10/01/2042	Aa3	680,000	656,458
Bell County KY School District Finance Corporation	4.000	10/01/2043	Aa3	710,000	679,207
Bowling Green KY School District Finance Corporation	4.000	08/01/2034	Aa3	1,890,000	1,899,469
Bowling Green KY School District Finance Corporation	4.000	08/01/2035	Aa3	2,215,000	2,220,670
Bowling Green KY School District Finance Corporation	4.000	08/01/2036	Aa3	2,305,000	2,309,149
Bowling Green KY School District Finance Corporation	4.000	08/01/2037	Aa3	2,395,000	2,392,581
Bowling Green KY School District Finance Corporation	4.000	04/01/2043	Aa3	3,085,000	2,979,987
Bowling Green KY School District Finance Corporation	4.000	04/01/2045	Aa3	2,500,000	2,392,625
Bullitt County KY School District Finance Corporation	4.000	10/01/2035	Aa3	1,820,000	1,825,405
Bullitt County KY School District Finance Corporation	4.000	10/01/2036	Aa3	2,985,000	2,990,851
Bullitt County KY School District Finance Corporation	4.000	10/01/2037	Aa3	3,075,000	3,032,534
Bullitt County KY School District Finance Corporation	4.000	03/01/2038	Aa3	575,000	572,062
Bullitt County KY School District Finance Corporation	4.000	02/01/2042	Aa3	1,485,000	1,441,950
Butler County KY School District Finance Corporation	4.000	03/01/2037	Aa3	360,000	362,664
Butler County KY School District Finance Corporation	4.250	03/01/2040	Aa3	755,000	764,279
Campbell County KY School District Finance Corporation	4.000	02/01/2045	Aa3	1,000,000	952,120
Christian County KY School District Finance Corporation	4.500	10/01/2042	Aa3	3,555,000	3,698,267
Christian County KY School District Finance Corporation	4.500	10/01/2043	Aa3	3,605,000	3,734,095
Christian County KY School District Finance Corporation	4.500	10/01/2048	Aa3	2,000,000	2,037,560
Clark County KY School District Finance Corporation	4.000	03/01/2039	Aa3	3,090,000	3,063,457
Clark County KY School District Finance Corporation	4.000	03/01/2040	Aa3	1,475,000	1,466,637
Clay County KY School DistrictFinance Corporation	4.250	09/01/2042	Aa3	1,500,000	1,502,520
Covington KY Independent School District Finance Corporation	4.000	06/01/2041	Aa3	490,000	480,724

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Daviess County KY Board of Education	4.000%	02/01/2044	Aa3	$775,000	$743,938
Dayton KY Independent School District Finance Corporation	4.000	04/01/2044	Aa3	2,210,000	2,146,242
Fairview KY Independent School District Finance Corporation	4.000	10/01/2041	Aa3	530,000	516,692
Fairview KY Independent School District Finance Corporation	4.000	10/01/2042	Aa3	555,000	537,129
Fairview KY Independent School District Finance Corporation	4.000	10/01/2043	Aa3	580,000	556,284
Fairview KY Independent School District Finance Corporation	4.000	10/01/2044	Aa3	515,000	486,670
Fayette County KY Board of Education	4.000	04/01/2042	Aa3	1,000,000	975,580
Fayette County KY Board of Education	4.000	04/01/2043	Aa3	4,020,000	3,878,215
Fayette County KY Board of Education	4.000	04/01/2044	Aa3	4,585,000	4,394,310
Fayette County KY Board of Education	4.000	04/01/2048	Aa3	1,410,000	1,314,712
Fayette County KY School District Finance Corporation	5.000	08/01/2028	Aa3	1,330,000	1,341,305
Fayette County KY School District Finance Corporation	4.750	11/01/2031	Aa3	1,730,000	1,731,159
Fayette County KY School District Finance Corporation	5.000	08/01/2032	Aa3	10,600,000	10,682,150
Fayette County KY School District Finance Corporation	5.000	08/01/2034	Aa3	8,750,000	8,813,788
Fleming County KY School District Finance Corporation	4.250	06/01/2043	Aa3	965,000	962,530
Fleming County KY School District Finance Corporation	4.250	06/01/2044	Aa3	1,010,000	999,425
Franklin County KY School District Finance Corporation	4.000	02/01/2040	Aa3	1,000,000	982,180
Franklin County KY School District Finance Corporation	4.000	02/01/2041	Aa3	1,020,000	993,959
Glasgow KY School District Finance Corporation	3.000	02/01/2042	Aa3	1,820,000	1,523,977
Hardin County KY Board of Education	4.000	06/01/2040	Aa2	1,000,000	980,780
Hardin County KY Board of Eduction	4.000	06/01/2044	Aa2	1,000,000	954,400
Hardin County KY School District Finance Corporation	4.000	05/01/2030	Aa3	635,000	640,645
Hardin County KY School District Finance Corporation	4.000	02/01/2042	Aa3	6,035,000	5,888,712
Hardin County KY School District Finance Corporation	4.000	02/01/2044	Aa3	2,000,000	1,914,820
Hardin County KY School Distrit Finance Corporation	4.000	02/01/2041	Aa3	1,220,000	1,194,441
Harlan KY Independent School District Finance Corporation	4.250	09/01/2041	Aa3	560,000	561,260
Harlan KY Independent School District Finance Corporation	4.375	09/01/2042	Aa3	260,000	261,706
Hazard County KY School District Finance Corporation	4.000	11/01/2045	Aa3	815,000	769,727
Hazard County KY School District Finance Corporation	4.000	11/01/2046	Aa3	900,000	843,759
Hazard KY Independent School District Finance Corporation	4.000	11/01/2040	Aa3	745,000	731,240
Hazard KY Independent School District Finance Corporation	4.000	11/01/2041	Aa3	735,000	715,618
Hazard KY Independent School District Finance Corporation	4.000	11/01/2043	Aa3	595,000	571,349
Hopkins County KY School District Finance Corporation	4.000	11/01/2047	Aa3	1,465,000	1,373,013
Jefferson County KY School District Finance Corporation	5.000	10/01/2026	Aa3	255,000	263,356
Jefferson County KY School District Finance Corporation	5.000	04/01/2030	Aa3	975,000	978,227
Jefferson County KY School District Finance Corporation	5.000	04/01/2031	Aa3	1,025,000	1,028,362
Jefferson County KY School District Finance Corporation	4.750	04/01/2034	Aa3	1,165,000	1,168,285
Jefferson County KY School District Finance Corporation	4.750	04/01/2035	Aa3	1,220,000	1,223,623
Jefferson County KY School District Finance Corporation	3.000	12/01/2035	Aa3	6,140,000	5,673,114
Jefferson County KY School District Finance Corporation	4.250	10/01/2037	Aa3	2,110,000	2,126,184
Jefferson County KY School District Finance Corporation	3.000	12/01/2038	Aa3	1,470,000	1,295,467
Jefferson County KY School District Finance Corporation	3.000	12/01/2039	Aa3	385,000	339,270
Jefferson County KY School District Finance Corporation	3.000	12/01/2040	Aa3	1,940,000	1,681,961
Kenton County KY School District Finance Corporation	4.000	04/01/2036	Aa3	1,210,000	1,213,606
Kenton County KY School District Finance Corporation	4.000	04/01/2037	Aa3	1,255,000	1,256,832
Kenton County KY School District Finance Corporation	4.000	04/01/2038	Aa3	1,300,000	1,295,957
Kenton County KY School District Finance Corporation	3.000	12/01/2040	Aa3	1,965,000	1,682,944
Kenton County KY School District Finance Corporation	3.000	12/01/2041	Aa3	2,025,000	1,704,301
Knox County KY School District Finance Corporation	4.000	10/01/2044	Aa3	390,000	368,055
KY State Interlocal School Transportation Association	4.000	03/01/2025	Aa3	1,325,000	1,326,113
Madison County KY School District Finance Corporation	4.000	02/01/2042	Aa3	2,545,000	2,483,309
Madison County KY School District Finance Corporation	4.000	02/01/2043	Aa3	1,585,000	1,533,361
Madison County KY School District Finance Corporation	4.000	02/01/2044	Aa3	1,000,000	959,920
Marion County KY School District Finance Corporation	4.000	04/01/2038	Aa3	1,000,000	1,006,250
Marion County KY School District Finance Corporation	4.000	04/01/2040	Aa3	1,190,000	1,175,220
Marshall County KY Board of Education	4.000	10/01/2044	Aa3	1,230,000	1,181,157
Mason County KY School District Finance Corporation	4.000	04/01/2043	Aa3	1,145,000	1,097,609
McLean County KY School District Finance Corporation	4.000	02/01/2044	Aa3	845,000	803,730

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Meade County KY School District Finance Corporation	4.000%	06/01/2036	Aa3	$2,215,000	$2,218,566
Meade County KY School District Finance Corporation	4.000	06/01/2037	Aa3	2,255,000	2,257,097
Meade County KY School District Finance Corporation	4.000	06/01/2038	Aa3	2,400,000	2,355,912
Mercer County KY School District Finance Corporation	4.000	05/01/2040	Aa3	1,555,000	1,530,400
Mercer County KY School District Finance Corporation	4.000	05/01/2041	Aa3	1,950,000	1,926,854
Mercer County KY School District Finance Corporation	4.000	05/01/2044	Aa3	450,000	432,950
Morgan County KY School District Finance Corporation	4.000	08/01/2029	Aa3	960,000	975,773
Nelson County KY School Distrit Finance Corporation	4.000	06/01/2041	Aa3	1,695,000	1,668,861
Nelson County KY School Distrit Finance Corporation	4.125	06/01/2042	Aa3	1,765,000	1,750,862
Owensboro KY Independent School District Finance Corporation	4.000	04/01/2041	Aa3	1,545,000	1,521,315
Paris KY Independent School District Finance Corporation	4.000	03/01/2042	Aa3	1,000,000	976,860
Paris KY School District Finance Corporation	4.000	06/01/2043	Aa3	335,000	320,649
Powell County KY School District Finance Corporation	4.000	02/01/2039	Aa3	1,235,000	1,237,235
Raceland-Worthington KY Independent School District Finance Corporation	3.400	06/01/2037	Aa3	580,000	545,107
Robertson County KY School District Finance Corporation	4.000	02/01/2042	Aa3	300,000	291,657
Robertson County KY School District Finance Corporation	4.000	02/01/2043	Aa3	310,000	298,006
Rockcastle County KY School District	4.000	03/01/2042	Aa3	1,015,000	986,661
Rockcastle County KY School District	4.000	03/01/2043	Aa3	1,205,000	1,158,210
Rockcastle County KY School District	4.000	03/01/2046	Aa3	705,000	666,387
Rockcastle County KY School District Finance Corporation	4.000	03/01/2038	Aa3	1,140,000	1,135,326
Rockcastle County KY School District Finance Corporation	4.000	03/01/2041	Aa3	1,305,000	1,279,044
Rockcastle County KY School District Finance Corporation	4.000	03/01/2041	Aa3	1,275,000	1,237,936
Rockcastle County KY School District Finance Corporation	4.000	03/01/2043	Aa3	500,000	479,980
Rockcastle County KY School District Finance Corporation	4.000	03/01/2044	Aa3	500,000	476,755
Russellville KY Independent School District Finance Corporation	4.000	03/01/2044	Aa3	545,000	518,301
Scott County KY School District Finance Corporation	4.000	06/01/2035	Aa3	1,440,000	1,445,472
Scott County KY School District Finance Corporation	4.000	10/01/2035	Aa3	2,235,000	2,243,135
Scott County KY School District Finance Corporation	4.000	06/01/2036	Aa3	1,500,000	1,504,260
Scott County KY School District Finance Corporation	4.000	10/01/2037	Aa3	2,415,000	2,381,649
Scott County KY School District Finance Corporation	5.000	09/01/2041	Aa3	7,120,000	7,639,190
Scott County KY School District Finance Corporation	4.125	04/01/2047	Aa3	2,025,000	1,935,293
Shelby County KY School District Finance Corporation	4.000	08/01/2037	Aa3	6,240,000	6,209,295
Shelby County KY School District Finance Corporation	4.000	08/01/2038	Aa3	3,000,000	2,941,320
Spencer County KY Board of Education	4.000	12/01/2043	Aa3	800,000	774,160
Taylor County KY School District	4.000	12/01/2044	Aa3	820,000	783,051
Warren County KY School District Finance Corporation	4.000	02/01/2040	Aa3	2,000,000	1,975,400
Warren County KY School Distrit Finance Corporation	4.250	12/01/2041	Aa3	5,000,000	5,033,300
Williamstown KY Independent School District Finance Corporation	4.125	05/01/2044	Aa3	490,000	472,551
Woodford County KY School District Finance Corporation	5.000	08/01/2038	Aa3	1,650,000	1,799,771
Woodford County KY School District Finance Corporation	5.000	08/01/2039	Aa3	350,000	380,562

					211,846,299

UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
11.38% of Net Assets
Boyle County KY Educational Facilities Revenue Centre College	5.000	06/01/2037	Baa1	2,865,000	2,923,647
Boyle County KY Educational Facilities Revenue Centre College	5.250	06/01/2043	Baa1	2,000,000	2,118,180
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2033	Baa1	1,345,000	1,394,913
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2034	Baa1	1,605,000	1,661,945
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2035	Baa1	2,165,000	2,238,329
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2036	Baa1	2,835,000	2,925,522
KY Bond Development Corporation Educational Facilities Centre College	5.000	06/01/2038	Baa1	1,340,000	1,380,200
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2038	Baa1	200,000	197,540

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
KY Bond Development Corporation Educational Facilities Centre College	3.000%	06/01/2039	Baa1	$860,000	$735,773
KY Bond Development Corporation Educational Facilities Centre College	3.000	06/01/2041	Baa1	1,405,000	1,159,322
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2046	Baa1	2,545,000	2,331,805
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2051	Baa1	4,400,000	3,912,216
KY State Property & Building #114	5.000	10/01/2035	Aa3	1,945,000	1,988,685
KY State Property & Building #116	5.000	10/01/2035	Aa3	4,165,000	4,328,351
KY State Property & Building #116	5.000	10/01/2036	Aa3	2,725,000	2,828,223
Murray KY State University General Receipts	4.000	03/01/2043	Aa3	1,410,000	1,362,159
Murray State University	5.000	03/01/2032	Aa3	2,220,000	2,224,995
Murray State University	3.000	09/01/2037	Aa3	1,310,000	1,191,759
Murray State University	3.000	09/01/2039	Aa3	1,390,000	1,232,569
Murray State University	3.000	09/01/2041	Aa3	1,470,000	1,269,639
University of Kentucky Certificate of Participation	4.000	05/01/2039	Aa3	2,160,000	2,150,582
University of Kentucky Certificate of Participation	4.000	05/01/2044	Aa3	3,755,000	3,636,718
University of Kentucky General Receipts	4.000	10/01/2036	Aa2	16,160,000	16,172,928
University of Kentucky General Receipts	4.000	10/01/2038	Aa2	10,855,000	10,861,076
University of Kentucky Parking	4.000	10/01/2044	Aa3	1,650,000	1,567,599
University of Louisville	3.000	09/01/2039	Aa3	1,450,000	1,265,212
University of Louisville	3.000	09/01/2040	Aa3	1,495,000	1,285,865
University of Louisville	3.000	09/01/2042	Aa3	1,575,000	1,311,235
Western KY University	4.000	09/01/2034	Aa3	575,000	577,461
Western KY University	4.000	09/01/2035	Aa3	595,000	596,690
Western KY University	4.000	09/01/2036	Aa3	620,000	618,258
Western KY University	4.000	09/01/2044	Aa3	2,500,000	2,372,325

					81,821,721

PUBLIC FACILITIES REVENUE BONDS
8.04% of Net Assets
Ashland KY	4.000	11/01/2047	A2	675,000	643,808
Bath County KY Public Properties	4.625	06/01/2045	Aa3	1,040,000	1,062,890
Bath County KY Public Properties	4.625	06/01/2046	Aa3	1,090,000	1,111,669
Covington KY	4.000	12/01/2042	A1	955,000	932,271
Covington KY	4.125	12/01/2043	A1	995,000	981,458
Covington KY	4.125	12/01/2044	A1	1,030,000	1,011,429
Covington KY	4.125	12/01/2045	A1	1,585,000	1,551,224
Covington KY	4.125	12/01/2046	A1	1,665,000	1,621,544
Covington KY	4.000	12/01/2048	A1	2,000,000	1,882,320
Elizabethtown KY	4.000	09/01/2041	Aa2	485,000	476,862
Elizabethtown KY	4.000	09/01/2042	Aa2	710,000	692,378
Elizabethtown KY	4.000	09/01/2044	Aa2	1,510,000	1,446,338
Glasgow KY Park Project	4.000	12/01/2044	A1	1,110,000	1,057,131
Henderson KY	4.000	12/01/2042	Aa3	810,000	790,722
Henderson KY	4.000	12/01/2043	Aa3	840,000	812,868
KY Bond Development	5.000	09/01/2035	A2	1,275,000	1,331,725
KY Bond Development	5.000	09/01/2036	A2	2,000,000	2,079,940
KY State Certificate of Participation	4.000	04/15/2030	Aa3	1,500,000	1,526,790
KY State Certificate of Participation	4.000	04/15/2031	Aa3	1,350,000	1,374,111
KY State Certificate of Participation	5.000	06/15/2034	Aa3	1,640,000	1,649,118
KY State Certificate of Participation	5.000	04/15/2038	Aa3	5,000,000	5,213,450
KY State Certificate of Participation	5.000	06/15/2038	Aa3	7,535,000	7,575,237
Laurel County KY General Obligation	4.000	05/01/2031	AA*	1,295,000	1,310,501
Laurel County KY General Obligation	4.000	05/01/2034	AA*	1,440,000	1,454,328
Laurel County KY General Obligation	4.000	05/01/2035	AA*	1,495,000	1,506,870
Laurel County KY General Obligation	4.000	05/01/2036	AA*	1,555,000	1,562,853
Laurel County KY General Obligation	4.000	05/01/2037	AA*	1,620,000	1,624,228

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Laurel County KY General Obligation	4.000%	05/01/2038	AA*	$1,680,000	$1,686,250
Madison County KY Public Properties Judicial Center	4.125	06/01/2041	Aa3	1,180,000	1,179,268
Marshall County Library	4.000	06/01/2038	Aa3	1,060,000	1,062,883
River City, Inc. Parking Authority	3.000	12/01/2036	Aa3	835,000	766,154
River City, Inc. Parking Authority	3.000	12/01/2037	Aa3	860,000	779,573
Scott County KY Public Projects	4.000	05/01/2041	Aa3	1,000,000	961,600
Scott County KY Public Projects	4.000	05/01/2042	Aa3	500,000	479,415
Scott County KY Public Projects	4.000	05/01/2043	Aa3	2,415,000	2,332,552
Scott County KY Public Projects	4.250	05/01/2044	Aa3	3,450,000	3,413,913
Taylor County KY Library	4.000	12/01/2044	Aa3	290,000	279,937
Taylor County KY Library	4.000	12/01/2045	Aa3	300,000	286,461
Taylor County KY Library	4.000	12/01/2046	Aa3	315,000	298,236

					57,810,305
HOSPITAL AND HEALTHCARE REVENUE BONDS
5.26% of Net Assets
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2032	AA*	1,810,000	1,822,091
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2035	AA*	1,390,000	1,395,324
KY Development Corporation Hospital Facilities — St. Elizabeth	4.000	05/01/2036	AA*	1,200,000	1,203,816
KY Development Corporation Hospital Facilities — St. Elizabeth	5.000	05/01/2039	AA*	7,185,000	7,303,193
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2033	A*	4,060,000	4,131,172
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2034	A*	580,000	571,683
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2035	A*	3,850,000	3,764,184
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2036	A*	7,005,000	6,799,752
Louisville & Jefferson County Norton Healthcare	4.000	10/01/2040	A*	1,000,000	954,840
Louisville & Jefferson County Norton Healthcare	5.000	10/01/2042	A*	2,750,000	2,924,020
Louisville & Jefferson County Norton Healthcare	3.000	10/01/2043	A*	4,000,000	3,137,280
Warren County KY Hospital	5.000	04/01/2043	AA-*	875,000	933,678
Warren County KY Hospital	5.000	04/01/2044	AA-*	2,685,000	2,871,446

					37,812,479
MUNICIPAL UTILITY REVENUE BONDS
4.88% of Net Assets
KY Rural Water Finance Corporation	3.000	02/01/2032	AA-*	240,000	228,600
KY Rural Water Finance Corporation	3.000	02/01/2033	AA-*	370,000	349,310
KY Rural Water Finance Corporation	5.125	02/01/2035	AA-*	295,000	295,000
KY Rural Water Finance Corporation	3.000	08/01/2036	AA-*	285,000	256,315
KY Rural Water Finance Corporation	3.000	08/01/2037	AA-*	280,000	248,931
KY State Association of Counties Finance Corporation	4.000	02/01/2031	AA-*	405,000	410,269
KY State Association of Counties Finance Corporation	4.000	02/01/2033	AA-*	415,000	418,465
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3	4,595,000	4,660,249
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2035	Aa3	4,825,000	4,893,081
Louisville & Jefferson County Metropolitan Sewer	4.000	05/15/2037	Aa3	10,000,000	10,046,700
Murray KY Electric Plant	3.000	12/01/2036	A1	370,000	329,019
Murray KY Electric Plant	3.000	12/01/2037	A1	380,000	332,458
Murray KY Electric Plant	3.000	12/01/2038	A1	395,000	342,011
Murray KY Electric Plant	3.000	12/01/2039	A1	405,000	348,268
Murray KY Electric Plant	3.000	12/01/2040	A1	420,000	358,835
Murray KY Electric Plant	3.000	12/01/2041	A1	430,000	362,825
Murray KY Electric Plant	3.000	12/01/2042	A1	445,000	371,255
Owensboro KY Electric Light & Power	4.000	01/01/2031	A3	245,000	247,063
Owensboro KY Electric Light & Power	4.000	01/01/2033	A3	275,000	276,471
Owensboro KY Electric Light & Power	4.000	01/01/2034	A3	305,000	306,339
Owensboro KY Electric Light & Power	4.000	01/01/2035	A3	200,000	200,610
Owensboro KY Electric Light & Power	4.000	01/01/2036	A3	325,000	325,432
Owensboro KY Electric Light & Power	4.000	01/01/2037	A3	410,000	410,078
Owensboro KY Water Revenue	4.000	09/15/2034	A1	2,075,000	2,093,468
Owensboro KY Water Revenue	4.000	09/15/2035	A1	2,155,000	2,161,487
Owensboro KY Water Revenue	4.000	09/15/2037	A1	1,950,000	1,946,061
Owensboro KY Water Revenue	4.000	09/15/2039	A1	2,125,000	2,096,971

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Owensboro-Daviess County KY Water	4.000%	12/01/2043	A+*	$800,000	$764,128

					35,079,699
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
3.26% of Net Assets
KY State Housing Corporation	4.250	01/01/2034	Aaa	250,000	254,015
KY State Housing Corporation	4.300	07/01/2034	Aaa	325,000	332,111
KY State Housing Corporation	4.350	01/01/2035	Aaa	310,000	313,962
KY State Housing Corporation	4.350	07/01/2035	Aaa	605,000	611,952
KY State Housing Corporation	4.400	07/01/2038	Aaa	3,005,000	3,045,267
KY State Housing Corporation	4.700	07/01/2043	Aaa	3,500,000	3,548,580
KY State Housing Corporation	4.400	07/01/2044	Aaa	2,945,000	2,884,569
KY State Housing Corporation	4.350	07/01/2044	Aaa	1,200,000	1,173,744
KY State Housing Corporation	4.800	07/01/2048	Aaa	5,200,000	5,275,243
KY State Housing Corporation	4.600	07/01/2049	Aaa	4,000,000	3,994,160
KY State Housing Corporation	4.500	07/01/2049	Aaa	2,090,000	2,035,493

					23,469,096
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
3.01% of Net Assets
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2025	Aa2	4,000,000	4,038,200
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa2	1,315,000	1,323,587
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2032	Aa2	1,765,000	1,840,754
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2034	Aa2	1,120,000	1,144,998
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2036	Aa2	400,000	416,288
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2037	Aa2	500,000	518,775
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2038	Aa2	1,100,000	1,187,219
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2039	Aa2	3,255,000	3,491,671
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2040	Aa2	2,250,000	2,401,538
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2041	Aa2	3,555,000	3,777,614
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2042	Aa2	1,400,000	1,484,378

					21,625,022
REFUNDING BONDS
0.69% of Net Assets
Covington KY	4.000	10/01/2040	A1	870,000	862,927
KY Association of Counties	3.000	02/01/2034	AA-*	480,000	442,694
KY Association of Counties	3.000	02/01/2035	AA-*	505,000	463,030
KY Association of Counties	3.000	02/01/2036	AA-*	510,000	455,782
KY State Property & Building #108	5.000	08/01/2025	Aa3	2,690,000	2,719,725

					4,944,158
AD VALOREM PROPERTY BONDS
0.36% of Net Assets
Henderson KY	3.000	09/01/2042	Aa3	845,000	700,733
Henderson KY	3.000	09/01/2043	Aa3	870,000	709,215
Warren County KY General Obligation	4.000	06/01/2035	Aa1	1,175,000	1,188,195

					2,598,143
AIRPORT REVENUE BONDS
0.35% of Net Assets
Kenton County Airport	5.000	01/01/2029	A1	240,000	243,343
Kenton County Airport	5.000	01/01/2034	A1	275,000	291,222
Kenton County Airport	5.000	01/01/2035	A1	300,000	316,776
Kenton County Airport	5.000	01/01/2036	A1	325,000	342,306
Kenton County Airport	5.000	01/01/2037	A1	250,000	262,740
Kenton County Airport	5.000	01/01/2038	A1	500,000	525,290
Kenton County Airport	5.000	01/01/2039	A1	500,000	523,205

					2,504,882

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
PREREFUNDED BONDS
0.05% of Net Assets
Lexington Fayette Urban County Government	5.000%	01/01/2029	Aa2	$345,000	$345,000

Total Investments 98.85% of Net Assets (cost $726,608,140) (See footnote 6 for further explanation)					$710,631,103

Other assets in excess of liabilities 1.15%					8,283,289

Net Assets 100%					$718,914,392

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated

Other Information

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	710,631,103
Level 3	Significant Unobservable Inputs	—

$710,631,103

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $726,608,140)		$710,631,103
Cash		4,343,689
Receivable for fund shares sold		60
Interest receivable		8,070,726

Total assets		723,045,578
LIABILITIES:
Payable for:
Distributions to shareholders	2,303,829
Fund shares redeemed	1,273,277
Investment advisory fee	248,933
Transfer agent fee	74,891
Audit fees	69,031
Custodian fee	34,026
Legal fees	28,616
Trustees fees	25,115
Compliance fees	5,526
Accrued expenses	67,942

Total liabilities		4,131,186

NET ASSETS:
Paid-in capital		757,449,181
Total accumulated loss		(38,534,789)

Total Net Assets		$718,914,392

NET ASSET VALUE, offering price and redemption price per share (100,318,020 shares outstanding; unlimited number of shares authorized; no par value)		$7.17

STATEMENT OF OPERATIONS

For the six months ended December 31, 2024

Net investment income:
Interest income	$12,676,951

Expenses:
Investment advisory fee	1,490,957
Transfer agent fee	449,397
Professional fees	156,042
Other expenses	73,152
Custodian fee	48,556
Trustees fees	32,748
Pricing fees	17,760
Registration fees	8,267

Total expenses	2,276,879
Custodian fee reduction (Note 7)	(160)

Net expenses	2,276,719

Net investment income	10,400,232

Realized and unrealized gain/(loss) on investments:
Net realized loss	(3,802,633)
Net change in unrealized appreciation/depreciation	415,694

Net realized and unrealized loss on investments	(3,386,939)

Net increase in net assets resulting from operations	$7,013,293

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2024 and the year ended June 30, 2024	UNAUDITED

	Six Months Ended 12/31/2024	Year Ended 6/30/2024
Operations:
Net investment income	$10,400,232	$20,574,395
Net realized loss on investments	(3,802,633)	(9,083,428)
Net change in unrealized appreciation/depreciation	415,694	10,760,471

Net increase in net assets resulting from operations	7,013,293	22,251,438
Total distributions (Note 6)	(10,400,232)	(20,574,395)
Net Fund share transactions (Note 4)	(14,655,042)	(63,541,409)

Total decrease	(18,041,981)	(61,864,366)
Net assets:
Beginning of period	736,956,373	798,820,739

End of period	$718,914,392	$736,956,373

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2024		For the years ended June 30,
			2024	2023	2022	2021	2020
Net asset value, beginning of period	$7.20		$7.18	$7.20	$8.02	$7.86	$7.83

Income from investment operations:
Net investment income	0.10		0.19	0.19	0.18	0.20	0.21
Net gains/(losses) on investments (c)	(0.03)		0.02	(0.02)	(0.82)	0.16	0.03

Total from investment operations	0.07		0.21	0.17	(0.64)	0.36	0.24
Less distributions:
Distributions from net investment income	(0.10)		(0.19)	(0.19)	(0.18)	(0.20)	(0.21)
Distributions from capital gains	0.00		0.00	0.00	0.00 (b)	0.00 (b)	0.00

Total distributions	(0.10)		(0.19)	(0.19)	(0.18)	(0.20)	(0.21)

Net asset value, end of period	$7.17		$7.20	$7.18	$7.20	$8.02	$7.86

Total return	1.00%	(d)	3.03%	2.35%	(8.11)%	4.63%	3.08%
Net assets, end of year (in thousands)	$718,914		$736,956	$798,821	$860,282	$1,008,379	$973,889
Ratio of net expenses to average net assets (a)	0.62%	(e)	0.62%	0.60%	0.56%	0.56%	0.56%
Ratio of gross expenses to average net assets	0.62%	(e)	0.62%	0.60%	0.56%	0.56%	0.56%
Ratio of net investment income to average net assets	2.82%	(e)	2.70%	2.59%	2.31%	2.46%	2.66%
Portfolio turnover	9.98%	(d)	14.50%	10.67%	14.39%	5.92%	4.59%

(a)	Percentages are after custodian expense reduction for which no recovery will be sought.
(b)	Rounds to less than $0.01.
(c)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.
(d)	Not Annualized
(e)	Annualized

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
22.34% of Net Assets
Anderson County KY School District Finance Corporation	3.000%	02/01/2029	Aa3	$500,000	$488,695
Boone County KY School District Finance Corporation	4.000	06/01/2029	Aa3	450,000	465,084
Bourbon County KY School District Finance Corporation	5.000	08/01/2028	Aa3	215,000	227,326
Bourbon County KY School District Finance Corporation	5.000	08/01/2029	Aa3	225,000	241,043
Bourbon County KY School District Finance Corporation	5.000	08/01/2030	Aa3	185,000	200,422
Bowling Green KY Independent School District Finance Corporation	5.000	08/01/2027	Aa3	695,000	713,390
Floyd County KY School District Finance Corporation	3.500	08/01/2031	Aa3	800,000	784,288
Jefferson County KY School District Finance Corporation	4.000	06/01/2030	Aa3	1,245,000	1,256,414
Newport KY Independent School District Finance Corporation	3.500	11/01/2028	Aa3	425,000	418,689
Paris KY Independent School District Finance Corporation	5.000	06/01/2027	Aa3	205,000	212,880
Paris KY Independent School District Finance Corporation	5.000	06/01/2028	Aa3	215,000	226,073
Paris KY Independent School District Finance Corporation	5.000	06/01/2029	Aa3	170,000	181,278
Pike County KY School District Finance Corporation	5.000	02/01/2025	Aa3	960,000	961,354
Pike County KY School District Finance Corporation	5.000	08/01/2025	Aa3	200,000	202,082
Pike County KY School District Finance Corporation	4.000	02/01/2028	Aa3	295,000	297,142

					6,876,160
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
15.84% of Net Assets
Eastern KY University	5.000	10/01/2026	Aa3	655,000	677,480
Eastern KY University General Receipts	4.500	04/01/2032	Aa3	840,000	841,722
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2029	Baa1	320,000	325,437
KY Bond Development Corporation Educational Facilities Centre College	4.000	06/01/2030	Baa1	170,000	172,562
University of Kentucky General Receipts	3.000	04/01/2025	Aa2	240,000	239,688
University of Kentucky General Receipts	4.000	10/01/2030	Aa2	90,000	90,542
University of Kentucky General Receipts	4.000	10/01/2032	Aa2	750,000	753,142
University of Louisville	4.000	09/01/2030	Aa3	745,000	760,235
Western KY University	4.000	09/01/2026	Aa3	1,000,000	1,014,480

					4,875,288
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
13.74% of Net Assets
KY Association of Counties	5.000	02/01/2028	AA-*	195,000	204,461
KY Association of Counties	4.000	02/01/2029	AA-*	630,000	647,678
KY Association of Counties	5.000	02/01/2029	AA-*	205,000	218,772
KY Association of Counties	5.000	02/01/2030	AA-*	250,000	269,128
KY State Property & Building #108	5.000	08/01/2028	Aa3	755,000	761,108
KY State Property & Building #127	5.000	06/01/2029	Aa3	1,000,000	1,077,840
Somerset KY	5.000	06/01/2028	A1	605,000	642,788
Somerset KY	5.000	06/01/2029	A1	380,000	409,252

					4,231,027
MUNICIPAL UTILITY REVENUE BONDS
11.22% of Net Assets
Campbell & Kenton Counties Sanitation District #1	4.000	08/01/2031	Aa2	1,000,000	1,008,840
Henderson KY	4.000	06/01/2028	Aa3	385,000	394,132
KY Rural Water Financing Corporation	5.000	08/01/2029	AA-*	595,000	641,886
Northern KY Water	5.000	02/01/2026	Aa2	815,000	815,399
Rural Water Financing Agency	5.000	08/01/2030	AA-*	545,000	595,069

					3,455,326
PUBLIC FACILITIES REVENUE BONDS
10.87% of Net Assets
KY Bond Development	5.000	09/01/2026	A3	1,000,000	1,024,360
Louisville & Jefferson County Visitors & Convention Commission	4.000	06/01/2029	Aa3	1,000,000	1,009,450
Oldham County KY Public Facilities	5.000	02/01/2025	Aa3	325,000	325,442

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds

December 31, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Taylor County KY Public Courthouse	4.000%	09/01/2027	Aa3	$700,000	$707,287
Wolfe County KY Public Properties Corporation	4.000	04/01/2025	Aa3	280,000	280,238

					3,346,777
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
6.69% of Net Assets
KY Asset Liability Commission Federal Highway	5.000	09/01/2026	A2	330,000	333,544
KY State Turnpike Authority Economic Development	5.000	07/01/2025	Aa2	300,000	302,748
KY State Turnpike Authority Economic Development	5.000	07/01/2026	Aa2	1,385,000	1,424,306

					2,060,598
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
6.38% of Net Assets
KY State Housing Corporation	3.650	07/01/2027	Aaa	660,000	664,712
KY State Housing Corporation	3.750	07/01/2028	Aaa	345,000	348,385
KY State Housing Corporation	3.850	07/01/2029	Aaa	450,000	452,588
KY State Housing Corporation	3.350	07/01/2029	Aaa	305,000	301,734
KY State Housing Corporation	3.400	07/01/2030	Aaa	200,000	195,772

					1,963,191
HOSPITAL AND HEALTHCARE REVENUE BONDS
4.29% of Net Assets
Warren County KY Hospital	5.000	04/01/2032	AA-*	1,200,000	1,321,584

AD VALOREM PROPERTY BONDS
2.10% of Net Assets
Henderson KY	5.000	09/01/2029	Aa3	600,000	647,796

REFUNDING BONDS
1.87% of Net Assets
KY State Property & Building #112	5.000	11/01/2026	Aa3	555,000	574,031

AIRPORT REVENUE BONDS
1.65% of Net Assets
Kenton County Airport	5.000	01/01/2026	A1	500,000	509,385

Total Investments 96.99% of Net Assets (cost $30,276,180) (See footnote 6 for further explanation)					$29,861,163

Other assets in excess of liabilities 3.01%					927,382

Net Assets 100%					$30,788,545

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated

Other Information

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	29,861,163
Level 3	Significant Unobservable Inputs	—

$29,861,163

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $30,276,180)		$29,861,163
Cash		588,488
Interest receivable		408,964

Total assets		30,858,615
LIABILITIES:
Payable for:
Distributions to shareholders	19,517
Fund shares redeemed	7,115
Net investment advisory fee	10,617
Transfer agent fee	3,658
Audit fees	7,226
Registration fees	4,498
Custodian fee	4,191
Legal fees	3,179
Trustee fees	2,089
Accrued expenses	7,980

Total liabilities		70,070

NET ASSETS:
Paid-in capital		31,489,036
Total accumulated loss		(700,491)

Total Net Assets		$30,788,545

NET ASSET VALUE, offering price and redemption price per share (6,018,066 shares outstanding; unlimited number of shares authorized; no par value)		$5.12

STATEMENT OF OPERATIONS

For the six months ended December 31, 2024

Net investment income:
Interest income	$445,537

Expenses:
Investment advisory fee	79,326
Transfer agent fee	22,063
Professional fees	6,305
Custodian fee	5,503
Registration fees	4,611
Pricing fees	3,230
Trustees fees	1,391
Other expenses	4,872

Total expenses	127,301
Fees waived by Adviser (Note 2)	(16,014)
Custodian fee reduction (Note 7)	(18)

Net expenses	111,269

Net investment income	334,268
Net change in unrealized appreciation/depreciation	150,618

Net increase in net assets resulting from operations	$484,886

The accompanying footnotes are an integral part of the financial statements.

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2024 and the year ended June 30, 2024	UNAUDITED

	Six Months Ended 12/31/2024	Year Ended 6/30/2024
Operations:
Net investment income	$334,268	$681,692
Net realized loss on investments	—	(68,948)
Net change in unrealized appreciation/depreciation	150,618	62,739

Net increase in net assets resulting from operations	484,886	675,483
Total distributions (Note 6)	(334,268)	(681,692)
Net Fund share transactions (Note 4)	(1,038,635)	(5,415,636)

Total decrease	(888,017)	(5,421,845)
Net assets:
Beginning of period	31,676,562	37,098,407

End of period	$30,788,545	$31,676,562

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2024		For the years ended June 30,
			2024	2023	2022	2021	2020
Net asset value, beginning of period	$5.09		$5.10	$5.13	$5.42	$5.41	$5.36

Income from investment operations:
Net investment income	0.05		0.10	0.09	0.08	0.09	0.09
Net gains/(losses) on investments (b)	0.03		(0.01)	(0.03)	(0.29)	0.01	0.05

Total from investment operations	0.08		0.09	0.06	(0.21)	0.10	0.14
Less distributions:
Distributions from net investment income	(0.05)		(0.10)	(0.09)	(0.08)	(0.09)	(0.09)

Net asset value, end of period	$5.12		$5.09	$5.10	$5.13	$5.42	$5.41

Total return	1.66%	(c)	1.83%	1.14%	(3.85)%	1.86%	2.66%
Net assets, end of period (in thousands)	$30,789		$31,677	$37,098	$42,966	$45,089	$47,389
Ratio of net expenses to average net assets (a)	0.70%	(d)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.81%	(d)	0.81%	0.79%	0.78%	0.78%	0.78%
Ratio of net investment income to average net assets	2.12%	(d)	2.00%	1.72%	1.57%	1.66%	1.70%
Portfolio turnover	11.51%	(c)	24.89%	16.52%	13.09%	10.00%	2.75%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the Fund’s statement of operations due to share transactions for the period.
(c)	Not Annualized
(d)	Annualized

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

December 31, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
19.88% of Net Assets
Mississippi State	4.000%	10/01/2039	Aa2	$200,000	$200,128
MS Development Bank Special Obligation Meridian Schools	4.000	04/01/2039	A2	100,000	99,780
MS Development Bank Special Obligation Rankin School District	4.000	06/01/2033	AA*	190,000	191,127
MS Development Bank Special Obligation Rankin School District	5.000	06/01/2037	AA*	200,000	209,916
MS Development Bank Special Obligation Rankin School District	4.000	06/01/2038	AA*	100,000	98,973
MS Development Bank Special Obligation Rankin School District	5.000	06/01/2040	AA*	100,000	103,926
MS Development Bank Special Obligation Vicksburg Warren School District	5.500	03/01/2038	AA*	100,000	107,526

					1,011,376
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
16.33% of Net Assets
Mississippi State Gaming Tax Revenue	5.000	10/15/2035	A1	125,000	125,848
MS Development Bank Special Obligation Brandon Public Improvement	4.000	08/01/2034	AA*	200,000	200,267
MS Development Bank Special Obligation Olive Branch Public Improvement	4.000	06/01/2044	Aa2	225,000	218,187
MS Development Bank Special Obligation Tupelo Public Improvement	4.000	09/01/2044	Aa2	125,000	121,181
Pearl MS	4.750	09/01/2038	A3	155,000	165,308

					830,791
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
15.71% of Net Assets
Alcorn MS State University Educational Building Corporation	4.000	09/01/2035	Aa2	100,000	100,108
MS Development Bank Special Obligation Gulf Coast Community Project	4.000	12/01/2034	AA-*	300,000	301,476
University of Mississippi Educational Building Corporation	3.000	10/01/2034	Aa2	200,000	186,748
University of MS Educational Building Corporation	5.000	10/01/2036	Aa2	100,000	110,028
University of MS Educational Building Corporation	4.000	10/01/2037	Aa2	100,000	101,327

					799,687
PUBLIC FACILITIES REVENUE BONDS
14.81% of Net Assets
MS Alcoholic Beverage Control Revenue	4.000	10/01/2045	Aa2	100,000	94,849
MS Development Bank Special Obligation Dept of Corrections -Walnut Grove	5.000	08/01/2027	AA-*	200,000	208,448
MS Development Bank Special Obligation Lauderdale Correctional Facilities	4.000	03/01/2037	Aa3	100,000	99,140
MS Development Bank Special Obligation Tupelo	4.000	07/01/2037	Aa2	100,000	100,491
MS Development Bank Special Obligation Vicksburg Sports Complex	5.000	07/01/2048	A2	245,000	250,838

					753,766
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
12.42% of Net Assets
Mississippi State Home Corporation	4.400	12/01/2043	Aaa	350,000	347,323
Mississippi State Home Corporation	4.375	12/01/2044	Aaa	150,000	147,158
Mississippi State Home Corporation	4.050	12/01/2047	Aaa	150,000	137,787

					632,268
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
5.40% of Net Assets
MS Development Bank Special Obligation Marshall County	5.000	01/01/2030	Aa3	75,000	75,000
MS Development Bank Special Obligation Marshall County	3.750	01/01/2035	Aa3	200,000	200,000

					275,000
PREREFUNDED BONDS
5.11% of Net Assets
MS Development Bank Special Obligation Canton School District	5.000	12/01/2033	A1	100,000	101,811
MS State General Obligation	5.000	10/01/2033	Aa2	150,000	158,343

					260,154

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds

December 31, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
LEASE REVENUE BONDS
4.54% of Net Assets
Warren County MS Certificate of Participation	6.000%	09/01/2042	Aa3	$100,000	$115,790
Warren County MS Certificate of Participation	6.000	09/01/2043	Aa3	100,000	115,232

					231,022
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.31% of Net Assets
Medical Center Educational Building Corporation University of Mississippi	5.000	06/01/2042	Aa2	165,000	168,340

Total Investments 97.51% of Net Assets (cost $4,990,380) (See footnote 6 for further explanation)					$4,962,404

Other assets in excess of liabilities 2.49%					126,867

Net Assets 100%					$5,089,271

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated

Other Information

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	4,962,404
Level 3	Significant Unobservable Inputs	—

$4,962,404

The accompanying footnotes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $4,990,380)		$4,962,404
Cash		104,893
Interest receivable		51,774

Total assets		5,119,071
LIABILITIES:
Payable for:
Distributions to shareholders	12,140
Fund shares redeemed	2,732
Transfer agent fee	2,335
Net investment advisory fee	495
Printing expense	1,751
Legal fees	1,649
Postage expense	1,432
Compliance fees	1,344
Audit fees	848
Trustees fees	719
Custodian fee	513
Accrued expenses	3,842

Total liabilities		29,800

NET ASSETS:
Paid-in capital		5,679,971
Total accumulated loss		(590,700)

Total Net Assets		$5,089,271

NET ASSET VALUE, offering price and redemption price per share (463,434 shares outstanding; unlimited number of shares authorized; no par value)		$10.98

STATEMENT OF OPERATIONS

For the six months ended December 31, 2024

Net investment income:
Interest income	$102,620

Expenses:
Investment advisory fee	14,071
Transfer agent fee	4,221
Registration fees	4,626
Custodian fee	3,400
Pricing fees	2,270
Professional fees	1,436
Trustees fees	355
Other expenses	815

Total expenses	31,194
Fees waived by Adviser (Note 2)	(11,633)
Custodian fee reduction (Note 7)	(11)

Net expenses	19,550

Net investment income	83,070

Realized and unrealized gain/(loss) on investments:
Net realized loss	(73,199)
Net change in unrealized appreciation/depreciation	24,717

Net realized and unrealized loss on investments	(48,482)

Net increase in net assets resulting from operations	$34,588

The accompanying footnotes are an integral part of the financial statements.

MISSISSIPPI TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2024 and the year ended June 30, 2024	UNAUDITED

	Six Months Ended 12/31/2024	Year Ended 6/30/2024
Operations:
Net investment income	$83,070	$246,168
Net realized loss on investments	(73,199)	(55,121)
Net change in unrealized appreciation/depreciation	24,717	62,058

Net increase in net assets resulting from operations	34,588	253,105
Total distributions (Note 6)	(83,070)	(246,168)
Net Fund share transactions (Note 4)	(4,468,995)	1,177,746

Total increase/(decrease)	(4,517,477)	1,184,683
Net assets:
Beginning of period	9,606,748	8,422,065

End of period	$5,089,271	$9,606,748

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2024		For the years ended June 30,
			2024	2023	2022	2021	2020
Net asset value, beginning of period	$11.07		$11.08	$11.22	$12.40	$12.37	$12.21

Income from investment operations:
Net investment income	0.17		0.29	0.26	0.25	0.27	0.31
Net gains/(losses) on investments (c)	(0.09)		(0.01)	(0.14)	(1.16)	0.05	0.18

Total from investment operations	0.08		0.28	0.12	(0.91)	0.32	0.49
Less distributions:
Distributions from net investment income	(0.17)		(0.29)	(0.26)	(0.25)	(0.27)	(0.31)
Distributions from capital gains	0.00		0.00	0.00 (b)	(0.02)	(0.02)	(0.02)

Total distributions	(0.17)		(0.29)	(0.26)	(0.27)	(0.29)	(0.33)

Net asset value, end of period	$10.98		$11.07	$11.08	$11.22	$12.40	$12.37

Total return	0.69%	(d)	2.60%	1.16%	(7.46)%	2.68%	4.01%
Net assets, end of period (in thousands)	$5,089		$9,607	$8,422	$10,030	$11,412	$11,111
Ratio of net expenses to average net assets (a)	0.70%	(e)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	1.12%	(e)	0.96%	1.06%	0.96%	0.96%	0.99%
Ratio of net investment income to average net assets	2.99%	(e)	2.65%	2.38%	2.06%	2.21%	2.51%
Portfolio turnover	3.39%	(d)	17.87%	22.86%	9.15%	8.85%	10.26%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $0.01.
(c)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.
(d)	Not Annualized
(e)	Annualized

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
SCHOOL IMPROVEMENT BONDS
20.47% of Net Assets
Alamance County NC	4.000%	05/01/2041	Aa1	$635,000	$639,407
Alamance County NC	4.000	05/01/2042	Aa1	305,000	305,223
Brunswick County NC Limited Obligation	5.000	06/01/2030	Aa1	250,000	251,608
Brunswick County NC Limited Obligation	5.000	06/01/2031	Aa1	250,000	251,568
Buncombe County NC Limited Obligation	4.000	06/01/2036	Aa1	125,000	127,438
Buncombe County NC Limited Obligation	5.000	06/01/2044	Aa1	250,000	272,933
Burke County NC Limited Obligation	4.000	04/01/2034	Aa3	250,000	250,255
Cabarrus County NC Limited Obligation	4.000	06/01/2034	Aa1	795,000	802,465
Cabarrus County NC Limited Obligation	5.000	04/01/2035	Aa1	1,435,000	1,460,672
Cabarrus County NC Limited Obligation	4.000	06/01/2035	Aa1	1,650,000	1,659,405
Catawba County NC Limited Obligation	4.000	04/01/2042	Aa2	420,000	421,151
Catawba County NC Limited Obligation	4.000	04/01/2043	Aa2	320,000	315,091
Chatham County NC Limited Obligation	4.000	11/01/2036	Aa2	750,000	753,143
Chatham County NC Limited Obligation	4.000	11/01/2037	Aa2	2,000,000	2,000,620
Henderson County NC Limited Obligation	4.000	06/01/2034	Aa2	200,000	201,328
Macon County NC Limited Obligation	4.000	10/01/2043	Aa3	500,000	485,820
Macon County NC Limited Obligation	4.000	10/01/2044	Aa3	500,000	480,790
Onslow County NC Limited Obligation	5.000	06/01/2033	Aa2	500,000	503,215
Pender County NC	4.000	03/01/2045	Aa2	1,050,000	1,031,394
Pitt County NC Limited Obligation	4.000	04/01/2031	Aa2	500,000	503,005
Pitt County NC Limited Obligation	4.000	04/01/2034	Aa2	550,000	552,189
Randolph County NC Limited Obligation	3.000	10/01/2036	Aa3	325,000	295,900
Randolph County NC Limited Obligation	4.000	10/01/2039	Aa3	250,000	249,160
Rutherford County NC Limited Obligation	4.000	03/01/2040	A1	325,000	321,341
Sampson County NC Limited Obligation	5.000	12/01/2033	A1	1,475,000	1,493,271
Sampson County NC Limited Obligation	5.000	09/01/2040	A1	1,750,000	1,789,743
Scotland County NC	4.500	12/01/2036	A*	1,170,000	1,179,571
Surry County NC Limited Obligation	4.000	06/01/2034	Aa3	350,000	355,803
Surry County NC Limited Obligation	4.000	06/01/2036	Aa3	590,000	594,024
Surry County NC Limited Obligation	4.000	06/01/2037	Aa3	730,000	732,621
Wayne County NC	4.000	06/01/2034	Aa3	1,500,000	1,503,735
Wilkes County NC Limited Obligation	5.000	06/01/2031	A1	350,000	351,831

					22,135,720
MUNICIPAL UTILITY REVENUE BONDS
18.13% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2031	Aa2	500,000	501,895
Buncombe County NC Metropolitan Sewer District	5.000	07/01/2039	Aaa	550,000	550,369
Cary NC Combined Enterprise System Revenue	4.000	12/01/2042	Aaa	750,000	749,025
Clayton NC Water & Sewer Revenue	5.000	08/01/2040	Aa3	700,000	762,573
Durham NC Utility System Revenue	4.000	08/01/2044	Aa1	250,000	247,313
Fuquay-Varina NC Combined Utilities	4.000	06/01/2045	Aa2	740,000	722,802
Fuquay-Varina NC Combined Utilities Revenue	5.000	04/01/2040	Aa2	1,000,000	1,013,720
Fuquay-Varina NC Combined Utilities Revenue	4.000	06/01/2043	Aa2	1,000,000	980,790
Fuquay-Varina NC Combined Utilities Revenue	4.000	02/01/2044	Aa2	1,000,000	984,220
Fuquay-Varina NC Combined Utilities Revenue	4.125	06/01/2049	Aa2	1,000,000	969,260
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2034	Aa2	570,000	572,440
Gastonia NC Combined Utilities System Revenue	5.000	05/01/2035	Aa2	250,000	251,053
Greensboro NC Enterprise System Revenue	4.000	06/01/2047	Aa1	355,000	346,761
Holly Springs NC Enterprise System Revenue	4.000	11/01/2044	Aa2	1,165,000	1,141,479
Johnson County NC Water & Sewer Revenue	4.000	04/01/2044	Aa2	500,000	493,365
Johnston County NC Water & Sewer Revenue	4.000	04/01/2043	Aa2	300,000	298,062
Lincoln County NC Enterprise System Revenue	3.000	08/01/2038	AA*	160,000	140,123
Lincoln County NC Enterprise System Revenue	3.000	08/01/2039	AA*	340,000	293,478
Lincoln County NC Enterprise System Revenue	3.000	08/01/2040	AA*	265,000	225,080
Lincoln County NC Enterprise System Revenue	3.000	08/01/2041	AA*	240,000	201,240
Martin County NC Limited Obligation Water and Sewer District	4.750	06/01/2034	A2	1,150,000	1,150,575

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
Mebane NC Combined Utilities Revenue	4.000%	08/01/2044	Aa3	$500,000	$488,685
NC Municipal Power Agency #1 Catawba Electric Revenue	5.000	01/01/2032	A*	500,000	506,470
Onslow NC Water & Sewer Authority Combined Enterprises	4.000	12/01/2049	Aa3	375,000	355,144
Pender County NC Limited Obligation	3.000	06/01/2038	Aa3	490,000	436,198
Pender County NC Limited Obligation	3.000	06/01/2045	Aa3	500,000	397,065
Sampson County NC Water & Sewer District	5.000	06/01/2037	A1	920,000	923,671
Sanford NC Enterprise System Revenue	4.000	06/01/2044	Aa3	280,000	273,700
Union County NC Enterprise System Revenue	4.000	06/01/2044	Aa2	1,335,000	1,308,444
Union County NC Enterprise System Revenue	3.000	06/01/2051	Aa2	250,000	186,690
Wake County NC Industrial Facilities & Pollution Control Duke Energy	4.000	06/01/2041	Aa3	1,260,000	1,237,622
Wilmington NC Storm Water Revenue	5.000	06/01/2035	Aa2	500,000	502,800
Winston Salem NC Water & Sewer System Revenue	3.000	06/01/2046	Aa1	500,000	392,900

					19,605,012
PUBLIC FACILITIES REVENUE BONDS
12.76% of Net Assets
Charlotte NC Certificate of Participation	4.000	06/01/2037	Aa2	2,000,000	2,016,880
Charlotte NC Certificate of Participation Convention Facility Project	4.000	06/01/2039	Aa2	1,000,000	1,003,190
Concord NC Limited Obligation	4.000	06/01/2044	Aa1	300,000	293,640
Durham NC Limited Obligation	4.000	04/01/2036	Aa1	1,000,000	1,006,620
Henderson County NC Limited Obligation	5.000	10/01/2030	Aa2	250,000	252,905
Henderson County NC Limited Obligation	5.000	10/01/2031	Aa2	500,000	505,775
Holly Springs NC Limited Obligation	4.125	10/01/2041	Aa2	500,000	505,655
Holly Springs NC Limited Obligation	4.250	10/01/2043	Aa2	365,000	368,705
Kannapolis NC Limited Obligation	5.000	04/01/2032	Aa3	500,000	500,230
Moore County NC	3.000	06/01/2039	Aa2	350,000	306,653
New Hanover County NC Limited Obligation	4.000	10/01/2044	Aa1	1,080,000	1,059,684
Onslow County NC Limited Obligation	5.000	06/01/2032	Aa2	500,000	502,990
Orange County NC	4.000	10/01/2036	Aa1	375,000	380,498
Orange County NC	4.000	10/01/2037	Aa1	375,000	378,701
Orange County NC	4.000	10/01/2038	Aa1	275,000	276,881
Orange County NC	4.000	10/01/2039	Aa1	200,000	200,678
Pender County NC Limited Obligation	4.000	04/01/2044	Aa3	1,000,000	966,030
Person County NC Limited Obligation	4.000	12/01/2044	Aa3	1,000,000	957,520
Surry County NC Limited Obligation	3.000	10/01/2038	Aa3	395,000	351,199
Surry County NC Limited Obligation	3.000	10/01/2041	Aa3	1,135,000	964,954
Thomasville NC Revenue	4.000	05/01/2036	Aa3	500,000	499,980
Wilson City NC	4.000	10/01/2042	Aa2	500,000	497,460

					13,796,828
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
11.39% of Net Assets
Appalachian NC State University	4.000	05/01/2033	A1	500,000	504,800
Appalachian NC State University	5.000	05/01/2036	A1	1,000,000	1,045,160
Iredell County NC Community College	5.000	04/01/2026	Aaa	225,000	225,113
Iredell County NC Community College	5.000	04/01/2027	Aaa	325,000	325,088
NC State University at Raleigh	4.000	10/01/2045	Aa1	590,000	584,224
Scotland County NC	5.000	12/01/2033	A*	250,000	258,410
University of NC at Charlotte Board of Governors	4.000	10/01/2037	Aa3	750,000	752,483
University of NC at Charlotte Board of Governors	5.000	10/01/2042	Aa3	250,000	258,013
University of NC Charlotte	4.000	10/01/2035	Aa3	250,000	251,803
University of NC Charlotte	4.000	10/01/2036	Aa3	250,000	251,283
University of NC Greensboro	4.000	04/01/2035	Aa3	750,000	754,965
University of NC Greensboro	4.000	04/01/2036	Aa3	500,000	503,465
University of NC Greensboro	5.000	04/01/2038	Aa3	425,000	443,071
University of NC Wilmington	4.000	04/01/2037	Aa3	385,000	389,639
University of NC Wilmington	4.000	04/01/2038	Aa3	405,000	408,609
University of NC Wilmington	4.000	04/01/2039	Aa3	1,380,000	1,387,434
University of NC Wilmington Limited Obligation	5.000	06/01/2033	A1	550,000	552,558
University of NC Wilmington Limited Obligation	4.000	06/01/2034	A1	500,000	500,600

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
University of North Carolina	5.000%	10/01/2033	A1	$30,000	$30,031
Western Carolina NC University	5.000	10/01/2035	Aa3	1,000,000	1,040,650
Western Carolina NC University	5.000	10/01/2043	Aa3	1,000,000	1,025,530
Western Carolina NC University	5.000	10/01/2045	Aa3	825,000	831,287

					12,324,216
REFUNDING BONDS
7.47% of Net Assets
Asheville NC Limited Obligation	3.000	04/01/2041	Aa1	250,000	213,850
Buncombe County NC Limited Obligation	5.000	06/01/2035	Aa1	1,000,000	1,006,060
Charlotte NC Certificate of Participation	5.000	06/01/2033	Aa1	840,000	840,420
Charlotte NC Certificate of Participation	5.000	06/01/2034	Aa1	750,000	754,298
Chatham County NC	5.000	11/01/2032	Aa2	825,000	835,040
Durham County NC	4.000	06/01/2036	Aaa	225,000	229,469
Monroe NC Limited Obligation	4.000	03/01/2033	Aa3	255,000	255,854
Monroe NC Limited Obligation	5.000	03/01/2039	Aa3	1,250,000	1,267,036
Raleigh NC	4.000	04/01/2043	Aaa	695,000	698,364
Rockingham County NC Limited Obligation	4.500	04/01/2032	Aa3	500,000	500,750
Sampson County NC Limited Obligation	4.000	09/01/2036	A1	1,000,000	990,760
Sampson County NC Limited Obligation	4.000	09/01/2037	A1	500,000	492,160

					8,084,061
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
7.17% of Net Assets
Gastonia NC Housing Authority Stonecroft Village	4.550	07/01/2043	Aaa	500,000	493,230
NC State Housing Finance Agency	4.900	07/01/2043	Aa1	1,500,000	1,537,830
NC State Housing Finance Agency	4.350	07/01/2043	Aa1	870,000	853,731
NC State Housing Finance Agency	5.000	07/01/2046	Aa1	2,395,000	2,444,529
NC State Housing Finance Agency Homeownership Revenue	4.375	07/01/2044	Aa1	2,460,000	2,429,791

					7,759,111
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.68% of Net Assets
Charlotte Mecklenburg NC Hospital Authority Atrium Health	5.000	01/15/2036	Aa3	590,000	620,780
Charlotte Mecklenburg NC Hospital Healthcare System	5.000	01/15/2039	Aa3	1,500,000	1,500,510
NC State Medical Care Commission Health Care Facilities Rex Hospital	5.000	07/01/2033	A2	750,000	754,530
NC State Medical Care Commission Health Care Facilities Rex Hospital	4.000	07/01/2040	A2	1,000,000	984,100
NC State Medical Care Commission Health Care Facilities Vidant Health	5.000	06/01/2040	A2	1,385,000	1,390,527
NC State Medical Care Commission Heath Care Facilities Duke University	4.000	06/01/2042	Aa3	1,060,000	1,039,107
NC State Medical Care Commission Rex Healthcare	4.000	07/01/2049	A2	1,000,000	937,530

					7,227,084
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
4.59% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2033	Aa1	600,000	603,684
Buncombe County NC Limited Obligation	5.000	06/01/2034	Aa1	365,000	367,092
Fuquay-Varina NC	4.000	08/01/2042	Aa1	500,000	505,060
Greensboro NC Limited Obligation	4.000	10/01/2044	Aa1	500,000	491,255
Rocky Mount NC Special Obligation	4.500	05/01/2032	Aa2	1,500,000	1,518,133
Wilmington NC Limited Obligation	3.000	06/01/2037	Aa1	370,000	312,891
Winston Salem NC	4.000	06/01/2043	Aaa	1,165,000	1,170,767

					4,968,882
PREREFUNDED BONDS
3.55% of Net Assets
Charlotte NC Certificate of Participation	4.000	12/01/2034	Aa1	290,000	292,886
NC Eastern Municipal Power Agency	6.000	01/01/2025	Baa3	150,000	150,000
NC State Capital Facilities Duke University	5.000	10/01/2041	Aa1	1,000,000	1,014,380
New Hanover County NC Hospital Revenue New Hanover Regional Medical	5.000	10/01/2034	NR	1,500,000	1,580,580
University of NC Charlotte	5.000	04/01/2040	Aa3	800,000	803,656

					3,841,502

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
3.47% of Net Assets
NC State Grant Anticipation Revenue Vehicle Garvee	5.000%	03/01/2030	Aa3	$200,000	$200,444
NC State Turnpike Authority	5.000	01/01/2036	AA*	500,000	526,625
NC State Turnpike Authority	5.000	01/01/2038	AA*	2,415,000	2,532,562
NC State Turnpike Authority Triangle Expressway	4.000	01/01/2039	Aa1	500,000	498,935

					3,758,566
AIRPORT REVENUE BONDS
2.88% of Net Assets
Charlotte NC Aiport Revenue	5.000	07/01/2044	Aa3	250,000	269,545
Charlotte NC Douglas International Airport	5.000	07/01/2036	Aa3	250,000	259,510
Charlotte NC Douglas International Airport	4.000	07/01/2036	Aa3	500,000	502,125
Charlotte NC Douglas International Airport	5.000	07/01/2037	Aa3	700,000	723,737
Charlotte NC Douglas International Airport	5.000	07/01/2042	Aa3	1,325,000	1,359,079

					3,113,996
Total Investments 98.56% of Net Assets (cost $109,316,727) (See footnote 6 for further explanation)					$106,614,978

Other assets in excess of liabilities 1.44%					1,554,228

Net Assets 100%					$108,169,206

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated

Other Information

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	106,614,978
Level 3	Significant Unobservable Inputs	—

$106,614,978

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $109,316,727)		$106,614,978
Cash		897,324
Interest receivable		1,171,291

Total assets		108,683,593
LIABILITIES:
Payable for:
Distributions to shareholders	196,309
Fund shares redeemed	204,492
Net investment advisory fee	44,001
Transfer agent fee	22,347
Registration fees	11,453
Trustees fees	8,880
Audit fees	5,864
Custodian fee	3,949
Legal fees	3,234
Accrued expenses	13,858

Total liabilities		514,387

NET ASSETS:
Paid-in capital		117,122,156
Total accumulated loss		(8,952,950)

Total Net Assets		$108,169,206

NET ASSET VALUE, offering price and redemption price per share (10,136,970 shares outstanding; unlimited number of shares authorized; no par value)		$10.67

STATEMENT OF OPERATIONS

For the six months ended December 31, 2024

Net investment income:
Interest income	$1,944,235

Expenses:
Investment advisory fee	285,098
Transfer agent fee	72,330
Professional fees	24,042
Custodian fee	11,050
Pricing fees	7,974
Registration fees	6,856
Trustees fees	5,091
Other expenses	12,671

Total expenses	425,112
Fees waived by Adviser (Note 2)	(20,618)
Custodian fee reduction (Note 7)	(36)

Net expenses	404,458

Net investment income	1,539,777

Realized and unrealized gain/(loss) on investments:
Net realized loss	(947,536)
Net change in unrealized appreciation/depreciation	305,363

Net realized and unrealized loss on investments	(642,173)

Net increase in net assets resulting from operations	$897,604

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2024 and the year ended June 30, 2024	UNAUDITED

	Six Months Ended 12/31/2024	Year Ended 6/30/2024
Operations:
Net investment income	$1,539,777	$2,888,338
Net realized loss on investments	(947,536)	(1,932,293)
Net change in unrealized appreciation/depreciation	305,363	2,228,140

Net increase in net assets resulting from operations	897,604	3,184,185
Total distributions (Note 6)	(1,539,777)	(2,888,338)
Net Fund share transactions (Note 4)	(6,563,087)	(4,983,747)

Total decrease	(7,205,260)	(4,687,900)
Net assets:
Beginning of period	115,374,466	120,062,366

End of period	$108,169,206	$115,374,466

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2024		For the years ended June 30,
			2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.74		$10.70	$10.74	$12.05	$11.93	$11.68

Income from investment operations:
Net investment income	0.14		0.26	0.25	0.24	0.25	0.27
Net gains/(losses) on investments (b)	(0.07)		0.04	(0.04)	(1.31)	0.12	0.25

Total from investment operations	0.07		0.30	0.21	(1.07)	0.37	0.52
Less distributions:
Distributions from net investment income	(0.14)		(0.26)	(0.25)	(0.24)	(0.25)	(0.27)

Net asset value, end of period	$10.67		$10.74	$10.70	$10.74	$12.05	$11.93

Total return	0.69%	(c)	2.89%	2.00%	(9.01)%	3.12%	4.48%
Net assets, end of period (in thousands)	$108,169		$115,374	$120,062	$134,429	$163,069	$161,366
Ratio of net expenses to average net assets (a)	0.70%	(d)	0.70%	0.70%	0.68%	0.68%	0.69%
Ratio of gross expenses to average net assets	0.74%	(d)	0.76%	0.75%	0.68%	0.68%	0.69%
Ratio of net investment income to average net assets	2.69%	(d)	2.47%	2.34%	2.05%	2.07%	2.27%
Portfolio turnover	12.60%	(c)	11.99%	3.74%	6.57%	7.79%	9.88%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.
(c)	Not Annualized
(d)	Annualized

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
32.41% of Net Assets
Appalachian NC State University	4.000%	10/01/2030	Aa3	$200,000	$202,644
Pitt County NC Limited Obligation	5.000	04/01/2027	Aa2	495,000	510,191
University of NC Greensboro	5.000	04/01/2026	Aa3	400,000	409,180
University of NC Wilmington	4.000	06/01/2029	A1	750,000	755,018
University of NC Wilmington Limited Obligation	4.000	06/01/2030	A1	200,000	200,980
University of North Carolina at Wilmington	5.000	10/01/2026	Aa3	300,000	309,933
Western Carolina University	5.000	10/01/2025	Aa3	225,000	228,118
Western Carolina University	5.000	06/01/2027	AA*	250,000	255,270

					2,871,334
MUNICIPAL UTILITY REVENUE BONDS
14.96% of Net Assets
Brunswick County NC Enterprise System Revenue	5.000	04/01/2027	Aa2	250,000	250,990
Cary NC Combined Enterprise Systems	4.000	12/01/2028	Aaa	250,000	251,517
Monroe NC Limited Obligation	5.000	03/01/2028	Aa3	95,000	96,884
Monroe NC Limited Obligation	5.000	03/01/2029	Aa3	195,000	198,643
NC State Municipal Power Agency #1 Catawba Electric	5.000	01/01/2025	A*	100,000	100,000
NC State Municipal Power Agency #1 Catawba Electric	5.000	01/01/2025	A*	140,000	140,000
NC State Municipal Power Agency #1 Catawba Electric	5.000	01/01/2028	A*	125,000	127,049
Warren County NC Limited Obligation	5.000	06/01/2027	A1	160,000	160,976

					1,326,059
SCHOOL IMPROVEMENT BONDS
11.46% of Net Assets
Duplin County NC	5.000	04/01/2027	A1	100,000	102,048
Randolph County NC Limited Obligation	5.000	10/01/2025	Aa3	250,000	253,650
Rutherford County NC Limited Obligation	5.000	03/01/2029	A1	175,000	188,109
Scotland County NC	5.000	12/01/2025	A*	270,000	273,931
Scotland County NC	5.000	12/01/2026	A*	50,000	51,556
Scotland County NC	5.000	12/01/2027	A*	140,000	146,563

					1,015,857
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
10.09% of Net Assets
North Carolina State Grant Anticipation Revenue	5.000	03/01/2029	Aa3	200,000	214,738
North Carolina State Grant Anticipation Revenue	5.000	03/01/2029	Aa3	120,000	120,266
North Carolina State Grant Anticipation Revenue	5.000	03/01/2029	Aa3	20,000	21,474
North Carolina State Limited Obligation	5.000	05/01/2029	Aa1	225,000	243,720
North Carolina Turnpike Authority	5.000	01/01/2029	Aa1	285,000	293,912

					894,110
PUBLIC FACILITIES REVENUE BONDS
8.75% of Net Assets
Buncombe County NC Limited Obligation	5.000	06/01/2028	Aa1	500,000	503,630
Monroe NC Limited Obligation	5.000	04/01/2026	AA*	265,000	271,312

					774,942
PREREFUNDED BONDS
6.66% of Net Assets
New Hanover NC Hospital Revenue	5.000	10/01/2028	NR	150,000	158,222
North Carolina State Medical Care Commission Vidant Health	5.000	06/01/2028	A2	180,000	181,375
University of NC Charlotte	5.000	04/01/2028	Aa3	250,000	250,940

					590,537
REFUNDING BONDS
5.06% of Net Assets
Charlotte NC Certificate of Participation	5.000	12/01/2025	Aa2	100,000	101,938
North Carolina State Limited Obligation	5.000	05/01/2028	Aa1	125,000	130,531
Sampson County NC Limited Obligation	5.000	09/01/2026	A1	210,000	215,941

					448,410

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds

December 31, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
2.86% of Net Assets
Fuquay-Varina NC	5.000%	08/01/2025	Aaa	$250,000	$253,010

HOSPITAL AND HEALTHCARE REVENUE BONDS
2.58% of Net Assets
Charlotte-Mecklenburg NC Hospital Authority Health Care System	5.000	01/15/2028	Aa3	225,000	229,057

LEASE REVENUE BONDS
1.22% of Net Assets
New Hanover County NC Limitied Obligation	5.000	06/01/2029	Aa1	100,000	108,256

Total Investments 96.05% of Net Assets (cost $8,573,270) (See footnote 6 for further explanation)					$8,511,572

Other assets in excess of liabilities 3.95%					349,854

Net Assets 100%					$8,861,426

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated

Other Information

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	8,511,572
Level 3	Significant Unobservable Inputs	—

$8,511,572

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $8,573,270)		$8,511,572
Cash		270,800
Interest receivable		94,190

Total assets		8,876,562
LIABILITIES:
Payable for:
Distributions to shareholders	2,852
Fund shares redeemed	549
Net investment advisory fee	1,654
Transfer agent fee	1,087
Audit fees	1,378
Legal fees	1,263
Pricing fees	1,106
Trustees fees	1,105
Compliance fees	1,101
Custodian fee	350
Accrued expenses	2,691

Total liabilities		15,136

NET ASSETS:
Paid-in capital		9,138,233
Total accumulated loss		(276,807)

Total Net Assets		$8,861,426

NET ASSET VALUE, offering price and redemption price per share (853,707 shares outstanding; unlimited number of shares authorized; no par value)		$10.38

STATEMENT OF OPERATIONS

For the six months ended December 31, 2024

Net investment income:
Interest income	$116,776

Expenses:
Investment advisory fee	22,394
Transfer agent fee	6,718
Registration fees	4,750
Custodian fee	3,260
Pricing fees	2,781
Professional fees	1,914
Trustees fees	398
Other expenses	1,352

Total expenses	43,567
Fees waived by Adviser (Note 2)	(12,237)
Custodian fee reduction (Note 7)	(11)

Net expenses	31,319

Net investment income	85,457
Net change in unrealized appreciation/depreciation	41,862

Net increase in net assets resulting from operations	$127,319

The accompanying footnotes are an integral part of the financial statements.

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2024 and the year ended June 30, 2024	UNAUDITED

	Six Months Ended 12/31/2024	Year Ended 6/30/2024
Operations:
Net investment income	$85,457	$187,499
Net realized loss on investments	—	(50,910)
Net change in unrealized appreciation/depreciation	41,862	19,395

Net increase in net assets resulting from operations	127,319	155,984
Total distributions (Note 6)	(85,457)	(187,499)
Net Fund share transactions (Note 4)	(197,413)	(2,149,817)

Total decrease	(155,551)	(2,181,332)
Net assets:
Beginning of period	9,016,977	11,198,309

End of period	$8,861,426	$9,016,977

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2024		For the years ended June 30,
			2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.33		$10.35	$10.48	$11.17	$11.20	$11.02

Income from investment operations:
Net investment income	0.10		0.20	0.18	0.17	0.18	0.17
Net gains/(losses) on investments (c)	0.05		(0.02)	(0.13)	(0.69)	(0.03)	0.18

Total from investment operations	0.15		0.18	0.05	(0.52)	0.15	0.35
Less distributions:
Distributions from net investment income	(0.10)		(0.20)	(0.18)	(0.17)	(0.18)	(0.17)
Distributions from capital gains	0.00		0.00	0.00	0.00 (b)	0.00 (b)	0.00

Net asset value, end of period	$10.38		$10.33	$10.35	$10.48	$11.17	$11.20

Total return	1.46%	(d)	1.71%	0.48%	(4.72)%	1.32%	3.24%
Net assets, end of period (in thousands)	$8,861		$9,017	$11,198	$13,509	$13,240	$12,977
Ratio of net expenses to average net assets (a)	0.70%	(e)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.98%	(e)	0.97%	0.97%	0.92%	0.95%	0.91%
Ratio of net investment income to average net assets	1.92%	(e)	1.89%	1.72%	1.54%	1.56%	1.56%
Portfolio turnover	1.19%	(d)	0.00%	17.46%	13.13%	1.94%	9.59%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Rounds to less than $0.01.
(c)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.
(d)	Not Annualized
(e)	Annualized

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
47.93% of Net Assets
Chattanooga TN Electric Revenue	5.000%	09/01/2035	AA-*	$250,000	$252,140
Chattanooga TN Electric Revenue	5.000	09/01/2040	AA-*	1,000,000	1,005,670
Clarksville TN Electric System Revenue	4.250	09/01/2040	Aa2	475,000	484,643
Clarksville TN Public Building Authority Revenue	4.500	02/01/2043	AA-*	630,000	637,988
Columbia TN	4.000	12/01/2043	AA+*	1,000,000	986,900
Columbia TN	4.000	12/01/2050	AA+*	750,000	713,895
Eastside TN Utility District Hamilton County Waterworks	4.000	05/01/2045	AA*	500,000	487,060
Franklin TN Water & Sewer System Revenue	4.000	02/01/2036	Aa2	250,000	250,935
Gallatin TN Electric	4.000	07/01/2043	Aa3	785,000	763,962
Gallatin TN Gas System Revenue	4.000	01/01/2042	AA-*	1,155,000	1,135,400
Hallsdale Powell TN Utility District	4.000	04/01/2039	AA*	700,000	701,323
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2035	AA*	315,000	315,558
Hallsdale-Powell TN Utility District Knox County Water & Sewer	4.000	04/01/2038	AA*	1,000,000	995,880
Harpeth Valley TN Utilities District	4.000	09/01/2043	AA+*	1,105,000	1,087,793
Harpeth Valley TN Utilities District Davidson & Williamson Counties	4.000	09/01/2039	AA+*	500,000	505,910
Knox Chapman TN Utility District	4.000	01/01/2043	AA-*	535,000	523,567
Knox County TN	4.000	06/01/2043	Aa1	500,000	496,120
Knoxville TN Electric	4.000	07/01/2041	Aa2	750,000	746,415
Knoxville TN Electric	4.000	07/01/2044	Aa2	670,000	658,416
Lexington TN Electric Revenue	4.000	08/01/2044	Aa3	500,000	485,425
Loudon TN Water & Sewer	5.000	03/01/2039	A+*	290,000	312,321
Loudon TN Water & Sewer	5.000	03/01/2040	A+*	355,000	380,273
Loudon TN Water & Sewer	5.000	03/01/2041	A+*	425,000	453,424
Loudon TN Water & Sewer	4.000	03/01/2044	AA*	1,000,000	978,960
Memphis TN Gas System Revenue	4.000	12/01/2034	Aa1	775,000	777,961
Memphis TN Gas System Revenue	4.000	12/01/2036	Aa1	800,000	801,072
Memphis TN Gas System Revenue	4.000	12/01/2037	Aa1	1,310,000	1,309,961
Metropolitan Government Nashville & Davidson County TN Water & Sewer	4.000	07/01/2046	Aa2	1,000,000	967,730
Portland TN Water & Sewer	4.000	04/01/2037	A*	900,000	881,163
Portland TN Water & Sewer	4.000	04/01/2040	AA*	750,000	737,340
Pulaski TN Electric Revenue	4.000	06/01/2042	Aa3	500,000	488,325
Watauga River Regional Water Authority TN Waterworks	4.000	07/01/2037	A*	1,270,000	1,263,815
West Knoxville TN Utility District Knox County Water & Sewer Revenue	4.000	06/01/2046	AA+*	1,000,000	960,960
West Wilson TN Utility District Waterworks Revenue	5.000	06/01/2042	AA*	500,000	539,790
West Wilson TN Utility District Waterworks Revenue	5.000	06/01/2045	AA*	500,000	501,625

					24,589,720
SCHOOL IMPROVEMENT BONDS
10.12% of Net Assets
Collierville TN	4.000	01/01/2046	Aaa	1,000,000	980,490
Decatur County TN	4.000	05/01/2042	A1	390,000	384,224
Johnson City TN	4.000	06/01/2036	Aa2	1,150,000	1,162,972
Montgomery County TN	4.000	04/01/2037	AA*	1,920,000	1,922,361
Montgomery County TN	4.000	06/01/2040	Aa2	500,000	500,955
Wilson County TN	4.000	04/01/2039	AA+*	245,000	242,364

					5,193,366
PUBLIC FACILITIES REVENUE BONDS
8.82% of Net Assets
Hamblen County TN	4.000	05/01/2038	Aa3	880,000	890,578
Hamblen County TN	4.000	05/01/2039	Aa3	1,250,000	1,255,475
Hamblen County TN	4.000	05/01/2045	Aa3	420,000	405,224
Nolensville Town TN	4.000	06/01/2041	Aa1	400,000	397,132
Nolensville Town TN	4.000	06/01/2042	Aa1	600,000	593,304
Sullivan County TN	4.000	02/01/2043	Aa2	1,010,000	979,569

					4,521,282

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
8.08% of Net Assets
Metropolitan Government Nashville & Davidson County TN Health	5.000%	07/01/2035	A*	$1,595,000	$1,621,015
Metropolitan Government Nashville & Davidson County TN Health	5.000	07/01/2040	A*	950,000	961,904
Shelby County TN Health Education & Housing Facilities	5.000	05/01/2036	A3	1,535,000	1,563,980

					4,146,899
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
6.51% of Net Assets
TN Housing Development Agency	4.500	07/01/2043	Aa1	1,490,000	1,469,751
TN Housing Development Agency Residential Finance Program	4.150	07/01/2038	Aa1	100,000	100,064
TN Housing Development Agency Residential Finance Program	4.450	07/01/2043	Aa1	1,780,000	1,768,910

					3,338,725
MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
6.41% of Net Assets
Memphis TN	4.000	06/01/2041	Aa2	1,120,000	1,100,108
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2033	Aa2	750,000	756,218
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2034	Aa2	500,000	503,430
Metropolitan Government Nashville & Davidson County TN	4.000	07/01/2036	Aa2	500,000	502,760
Sevierville TN	4.000	06/01/2044	Aa3	440,000	426,677

					3,289,193
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.45% of Net Assets
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000%	08/01/2036	A2	920,000	921,030
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2037	A2	1,030,000	1,021,925
Shelby County TN Health Education & Housing Facilities Board Rhodes College	4.000	08/01/2040	A2	875,000	852,180

					2,795,135
AIRPORT REVENUE BONDS
1.86% of Net Assets
Metropolitan Nashville Airport Authority	5.000	07/01/2035	A1	250,000	251,325
Metropolitan Nashville Airport Authority	5.000	07/01/2040	A1	700,000	703,157

					954,482
PREREFUNDED BONDS
1.73% of Net Assets
Gallatin TN Water & Sewer Revenue	5.000	01/01/2032	AA*	235,000	235,000
Shelby County TN Health Education & Housing Facilities Board Rhodes College	5.000	08/01/2040	A2	650,000	652,906

					887,906
REFUNDING BONDS
1.57% of Net Assets
Memphis TN	5.000	10/01/2043	Aa2	750,000	804,480

Total Investments 98.48% of Net Assets (cost $51,400,053) (See footnote 6 for further explanation)					$50,521,188

Other assets in excess of liabilities 1.52%					780,794

Net Assets 100%					$51,301,982

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE INCOME SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2024

Other Information

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	50,521,188
Level 3	Significant Unobservable Inputs	—

$50,521,188

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $51,400,053)		$50,521,188
Cash		331,996
Interest receivable		643,565

Total assets		51,496,749
LIABILITIES:
Payable for:
Distributions to shareholders	112,114
Fund shares redeemed	16,294
Net investment advisory fee	21,011
Transfer agent fee	6,066
Legal fees	9,243
Registration fees	7,951
Compliance fees	3,857
Audit fees	3,175
Trustees fees	2,922
Custodian fee	1,059
Accrued expenses	11,075

Total liabilities		194,767

NET ASSETS:
Paid-in capital		54,227,107
Total accumulated loss		(2,925,125)

Total Net Assets		$51,301,982

NET ASSET VALUE, offering price and redemption price per share (4,886,818 shares outstanding; unlimited number of shares authorized; no par value)		$10.50

STATEMENT OF OPERATIONS

For the six months ended December 31, 2024

Net investment income:
Interest income	$916,007

Expenses:
Investment advisory fee	132,591
Transfer agent fee	34,847
Professional fees	11,547
Custodian fee	6,728
Registration fees	5,701
Pricing fees	4,694
Trustees fees	2,345
Other expenses	6,163

Total expenses	204,616
Fees waived by Adviser (Note 2)	(19,031)
Custodian fee reduction (Note 7)	(22)

Net expenses	185,563

Net investment income	730,444

Realized and unrealized loss on investments:
Net realized loss	(285,395)
Net change in unrealized appreciation/depreciation	(166,540)

Net realized and unrealized loss on investments	(451,935)

Net increase in net assets resulting from operations	$278,509

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE INCOME SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2024 and the year ended June 30, 2024	UNAUDITED

	Six Months Ended 12/31/2024	Year Ended 6/30/2024
Operations:
Net investment income	$730,444	$1,466,558
Net realized loss on investments	(285,395)	(821,400)
Net change in unrealized appreciation/depreciation	(166,540)	700,430

Net increase in net assets resulting from operations	278,509	1,345,588
Total distributions (Note 6)	(730,444)	(1,466,558)
Net Fund share transactions (Note 4)	(1,838,194)	(9,783,834)

Total decrease	(2,290,129)	(9,904,804)
Net assets:
Beginning of period	53,592,111	63,496,915

End of period	$51,301,982	$53,592,111

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2024		For the years ended June 30,
			2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.59		$10.57	$10.65	$11.71	$11.66	$11.51

Income from investment operations:
Net investment income	0.15		0.27	0.27	0.26	0.27	0.28
Net gains/(losses) on investments (b)	(0.09)		0.02	(0.08)	(1.06)	0.05	0.15

Total from investment operations	0.06		0.29	0.19	(0.80)	0.32	0.43
Less distributions:
Distributions from net investment income	(0.15)		(0.27)	(0.27)	(0.26)	(0.27)	(0.28)

Net asset value, end of period	$10.50		$10.59	$10.57	$10.65	$11.71	$11.66

Total return	0.54%	(c)	2.82%	1.78%	(6.92)%	2.84%	3.77%
Net assets, end of period (in thousands)	$51,302		$53,592	$63,497	$73,609	$86,147	$95,680
Ratio of net expenses to average net assets (a)	0.70%	(d)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	0.78%	(d)	0.80%	0.78%	0.71%	0.71%	0.71%
Ratio of net investment income to average net assets	2.78%	(d)	2.59%	2.51%	2.31%	2.35%	2.42%
Portfolio turnover	19.44%	(c)	21.15%	9.10%	11.61%	2.75%	3.46%

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.
(c)	Not Annualized
(d)	Annualized

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds

December 31, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
49.12% of Net Assets
Hallsdale-Powell TN Utility District	4.000%	04/01/2028	AA*	$255,000	$256,816
Harriman TN	5.000	06/01/2028	AA*	100,000	106,179
Jackson TN Energy Authority Gas System	5.000	06/01/2028	Aa2	150,000	151,034
Maryville TN	4.000	06/01/2029	Aa2	250,000	251,981
Metropolitan Government Nashville & Davidson County Electric	5.000	05/15/2031	AA-*	100,000	103,984
Metropolitan Government Nashville & Davidson County TN Water & Sewer	5.000	07/01/2025	Aa2	135,000	136,276
Springfield TN	5.000	06/01/2027	Aa2	245,000	256,802

					1,263,072
REFUNDING BONDS
33.07% of Net Assets
Loudon County TN	5.000	06/01/2025	Aa2	150,000	151,245
Maryville TN	5.000	06/01/2026	Aa2	350,000	359,726
Memphis-Shelby County TN Industrial Development Board	5.000	11/01/2027	Aa3	200,000	206,496
Sevierville TN	5.000	05/01/2028	Aa3	125,000	133,033

					850,500
SCHOOL IMPROVEMENT BONDS
13.07% of Net Assets
Bedford County TN	4.000	04/01/2027	AA*	75,000	75,699
White County TN	4.000	06/01/2027	AA-*	260,000	260,499

					336,198
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.91% of Net Assets
Shelby County TN Health Educational & Housing Facilities Rhodes College	4.000	08/01/2027	A2	100,000	100,416

Total Investments 99.17% of Net Assets (cost $2,567,423) (See footnote 6 for further explanation)					$2,550,186

Other assets in excess of liabilities .83%					21,253

Net Assets 100%					$2,571,439

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated

Other Information

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	2,550,186
Level 3	Significant Unobservable Inputs	—

$2,550,186

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $2,567,423)		$2,550,186
Cash		39,583
Receivable for fund shares sold		2,500
Interest receivable		17,571

Total assets		2,609,840
LIABILITIES:
Payable for:
Distributions to shareholders	651
Fund shares redeemed	28,960
Net Investment advisory fee	391
Transfer agent fee	125
Audit fees	1,239
Pricing fees	1,118
Legal fees	1,095
Compliance fees	927
Trustees fees	734
Custodian fee	376
Accrued expenses	2,785

Total liabilities		38,401

NET ASSETS:
Paid-in capital		2,870,954
Total accumulated loss		(299,515)

Total Net Assets		$2,571,439

NET ASSET VALUE, offering price and redemption price per share (250,592 shares outstanding; unlimited number of shares authorized; no par value)		$10.26

STATEMENT OF OPERATIONS

For the six months ended December 31, 2024

Net investment income:
Interest income	$34,858

Expenses:
Investment advisory fee	6,795
Transfer agent fee	2,039
Registration expense	4,605
Custodian fee	2,920
Pricing fees	1,230
Professional fees	631
Trustees fees	124
Other expenses	650

Total expenses	18,994
Fees waived by Adviser (Note 2)	(7,414)
Fees waived by Transfer Agent (Note 2)	(2,039)
Custodian fee reduction (Note 7)	(10)

Net expenses	9,531

Net investment income	25,327

Realized and unrealized gain/(loss) on investments:
Net realized loss	(4,190)
Net change in unrealized appreciation/depreciation	17,089

Net realized and unrealized gain on investments	12,899

Net increase in net assets resulting from operations	$38,226

The accompanying footnotes are an integral part of the financial statements.

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2024 and the year ended June 30, 2024	UNAUDITED

	Six Months Ended 12/31/2024	Year Ended 6/30/2024
Operations:
Net investment income	$25,327	$58,154
Net realized loss on investments	(4,190)	(6,530)
Net change in unrealized appreciation/depreciation	17,089	2,345

Net increase in net assets resulting from operations	38,226	53,969
Total distributions (Note 6)	(25,327)	(58,154)
Net Fund share transactions (Note 4)	(273,701)	(840,219)

Total decrease	(260,802)	(844,404)
Net assets:
Beginning of period	2,832,241	3,676,645

End of period	$2,571,439	$2,832,241

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2024		For the years ended June 30,
			2024		2023	2022	2021	2020
Net asset value, beginning of period	$10.22		$10.22		$10.35	$10.94	$11.02	$10.82

Income from investment operations:
Net investment income	0.10		0.18		0.16	0.17	0.17	0.17
Net gains/(losses) on investments (b)	0.04		0.00	(c)	(0.13)	(0.59)	(0.08)	0.20

Total from investment operations	0.14		0.18		0.03	(0.42)	0.09	0.37
Less distributions:
Distributions from net investment income	(0.10)		(0.18)		(0.16)	(0.17)	(0.17)	(0.17)

Net asset value, end of period	$10.26		$10.22		$10.22	$10.35	$10.94	$11.02

Total return	1.34%	(d)	1.81%		0.34%	(3.89)%	0.81%	3.49%
Net assets, end of period (in thousands)	$2,571		$2,832		$3,677	$4,493	$5,922	$6,600
Ratio of net expenses to average net assets (a)	0.70%	(e)	0.70%		0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	1.41%	(e)	1.32%		1.41%	1.19%	1.12%	1.14%
Ratio of net investment income to average net assets	1.88%	(e)	1.79%		1.60%	1.57%	1.54%	1.60%
Portfolio turnover	8.02%	(d)	12.62%		7.43%	0.00%	5.75%	4.55%

(a)	Percentages are after expense waivers and reductions by the Adviser, Transfer Agent, and Custodian. The Adviser, Transfer Agent, and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the Fund’s statement of operations due to share transactions for the period.
(c)	Amount represents less than $0.005 per share.
(d)	Not Annualized
(e)	Annualized

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies

December 31, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
FEDERAL HOME LOAN BANK
69.83% of Net Assets
Federal Home Loan Bank	4.000%	01/22/2025	Aaa	$900,000	$899,761
Federal Home Loan Bank	3.300	06/09/2025	Aaa	500,000	497,530
Federal Home Loan Bank	3.600	07/18/2025	Aaa	900,000	896,771
Federal Home Loan Bank	5.000	04/17/2026	Aaa	450,000	449,865
Federal Home Loan Bank	3.200	06/10/2027	Aaa	250,000	243,572
Federal Home Loan Bank	4.580	08/20/2027	Aaa	500,000	497,784
Federal Home Loan Bank	4.000	06/30/2028	Aaa	500,000	495,362
Federal Home Loan Bank	5.300	11/20/2028	Aaa	250,000	251,154
Federal Home Loan Bank	5.125	11/28/2028	Aaa	500,000	501,520
Federal Home Loan Bank	4.625	06/08/2029	Aaa	250,000	252,222
Federal Home Loan Bank	4.000	08/24/2029	Aaa	250,000	244,027
Federal Home Loan Bank	4.250	10/22/2029	Aaa	375,000	370,401
Federal Home Loan Bank	4.625	11/20/2029	Aaa	250,000	249,061
Federal Home Loan Bank	4.375	12/12/2031	Aaa	250,000	246,362

					6,095,392
FEDERAL FARM CREDIT
19.47% of Net Assets
Federal Farm Credit Bank	4.500	08/27/2026	Aaa	500,000	500,342
Federal Farm Credit Bank	4.740	09/10/2027	Aaa	500,000	498,638
Federal Farm Credit Bank	5.050	01/18/2028	Aaa	450,000	451,033
Federal Farm Credit Bank	5.050	07/28/2028	Aaa	250,000	249,247

					1,699,260
FEDERAL NATIONAL MORTGAGE CORPORATION
5.73% of Net Assets
Federal National Mortgage Corporation	5.050	03/26/2026	Aaa	500,000	500,250

FEDERAL HOME LOAN MORTAGE CORPORATION
2.24% of Net Assets
Federal Home Loan Mortgage Corporation	1.400	07/28/2032	Aaa	250,000	195,904

Total Investments 97.27% of Net Assets (cost $8,590,153) (See footnote 6 for further explanation)					$8,490,806

Other assets in excess of liabilities 2.73%					238,679

Net Assets 100%					$8,729,485

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated

Other Information

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	8,490,806
Level 3	Significant Unobservable Inputs	—

$8,490,806

The accompanying footnotes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $8,590,153)		$8,490,806
Cash		156,838
Interest receivable		98,333

Total assets		8,745,977
LIABILITIES:
Payable for:
Distributions to shareholders	3,064
Fund shares redeemed	5,595
Transfer agent fee	1,113
Net investment advisory fee	668
Legal fees	1,100
Compliance fees	1,010
Registration fees	583
Trustees fees	578
Audit fees	548
Custodian fee	521
Accrued expenses	1,712

Total liabilities		16,492

NET ASSETS:
Paid-in capital		9,032,110
Total accumulated loss		(302,625)

Total Net Assets		$8,729,485

NET ASSET VALUE, offering price and redemption price per share (923,385 shares outstanding; unlimited number of shares authorized; no par value)		$9.45

STATEMENT OF OPERATIONS

For the six months ended December 31, 2024

Net investment income:
Interest income	$191,225

Expenses:
Investment advisory fee	9,219
Transfer agent fee	6,914
Custodian fee	8,108
Registration fees	5,014
Pricing fees	4,440
Professional fees	1,910
Trustees fees	423
Other expenses	2,481

Total expenses	38,509
Fees waived by Adviser (Note 2)	(5,913)
Custodian fee reduction (Note 7)	(27)

Net expenses	32,569

Net investment income	158,656

Realized and unrealized gain/(loss) on investments:
Net realized loss	(55,941)
Net change in unrealized appreciation/depreciation	87,550

Net realized and unrealized gain on investments	31,609

Net increase in net assets resulting from operations	$190,265

The accompanying footnotes are an integral part of the financial statements.

INTERMEDIATE GOVERNMENT BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2024 and the year ended June 30, 2024	UNAUDITED

	Six Months Ended 12/31/2024	Year Ended 6/30/2024
Operations:
Net investment income	$158,656	$310,397
Net realized loss on investments	(55,941)	(61,714)
Net change in unrealized appreciation/depreciation	87,550	185,080

Net increase in net assets resulting from operations	190,265	433,763
Total distributions (Note 6)	(158,656)	(310,397)
Net Fund share transactions (Note 4)	(1,000,933)	(200,575)

Total decrease	(969,324)	(77,209)
Net assets:
Beginning of period	9,698,809	9,776,018

End of period	$8,729,485	$9,698,809

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2024		For the years ended June 30,
			2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.43		$9.31	$9.54	$10.09	$10.37	$10.12

Income from investment operations:
Net investment income	0.16		0.30	0.27	0.23	0.23	0.24
Net gains/(losses) on investments (b)	0.02		0.12	(0.23)	(0.55)	(0.28)	0.25

Total from investment operations	0.18		0.42	0.04	(0.32)	(0.05)	0.49
Less distributions:
Distributions from net investment income	(0.16)		(0.30)	(0.27)	(0.23)	(0.23)	(0.24)

Net asset value, end of period	$9.45		$9.43	$9.31	$9.54	$10.09	$10.37

Total return	1.97%	(c)	4.58%	0.39%	(3.25)%	(0.49)%	4.88%
Net assets, end of period (in thousands)	$8,729		$9,699	$9,776	$10,732	$12,044	$15,677
Ratio of net expenses to average net assets (a)	0.70%	(d)	0.70%	0.70%	0.70%	0.66%	0.68%
Ratio of gross expenses to average net assets	0.84%	(d)	0.89%	0.90%	0.75%	0.67%	0.68%
Ratio of net investment income to average net assets	3.47%	(d)	3.21%	2.83%	2.30%	2.25%	2.33%
Portfolio turnover	47.89%	(c)	26.47%	39.69%	17.50%	3.35%	5.07%

(a)	Percentages are after expense waivers and reductions by the Adviser, Transfer Agent, and Custodian. The Adviser, Transfer Agent, and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the Fund’s statement of operations due to share transactions for the period.
(c)	Not Annualized
(d)	Annualized

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

December 31, 2024

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Fair Value
MUNICIPAL UTILITY REVENUE BONDS
22.69% of Net Assets
KY State Rural Water Finance Corporation	3.000%	08/01/2050	AA-*	$250,000	$164,203
Metropolitan Government Nashville & Davidson County TN Recovery Zone	6.693	07/01/2041	Aa2	200,000	217,690
OK State Municipal Power Authority	6.310	01/01/2040	A2	95,000	100,103
Pigeon Forge TN Build America Recovery Zone	7.125	06/01/2040	AA*	300,000	302,529

					784,525
STATE AND LOCAL MORTGAGE/HOUSING REVENUE BONDS
13.02% of Net Assets
IN State Housing & Community Development Authority	5.944	07/01/2049	Aaa	125,000	123,475
MN State Housing Finance Authority	5.915	07/01/2044	Aa1	150,000	148,716
NC State Housing Finance Agency	6.128	07/01/2043	Aa1	175,000	178,238

					450,429
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
12.96% of Net Assets
Mesa State College CO Auxiliary Facilities Build America	6.746	05/15/2042	Aa2	100,000	108,651
Michigan State University Revenues	4.496	08/15/2048	Aa2	375,000	339,311

					447,962
PUBLIC FACILITIES REVENUE BONDS
12.06% of Net Assets
Metropolitan Government Nashville & Davidson County TN	7.431	07/01/2043	Aa3	190,000	217,588
Montgomery AL Community Cooperative District	2.815	11/01/2049	Aa1	200,000	126,350
Rhode Island Convention Center	6.060	05/15/2035	A1	70,000	73,062

					417,000
TURNPIKES/TOLLROAD/HIGHWAY REVENUE BONDS
9.47% of Net Assets
Washoe County NV Highway Revenue	7.969	02/01/2040	Aa2	280,000	327,454

MARINA/PORT AUTHORITY REVENUE BONDS
6.73% of Net Assets
Miami Dade County FL Special Obligation	7.500	04/01/2040	Aa2	200,000	232,526

SCHOOL IMPROVEMENT BONDS
6.66% of Net Assets
Jefferson County TN Build America Bonds	6.625	06/01/2040	Aa2	230,000	230,053

HOSPITAL AND HEALTHCARE REVENUE BONDS
5.67% of Net Assets
Midland County TX Hospital District	6.440	05/15/2039	Aa3	185,000	195,865

MISCELLANEOUS PUBLIC IMPROVEMENT BONDS
3.63% of Net Assets
Waco TX	5.488	02/01/2044	Aa1	125,000	125,330

AIRPORT REVENUE BONDS
2.45% of Net Assets
Tri Cities TN Airport Authority Revenue	3.625	05/01/2038	Aa2	100,000	84,552

PREREFUNDED BONDS
0.72% of Net Assets
Tri Cities TN Airport Authority Revenue	3.625	05/01/2038	NR	25,000	24,829

Total Investments 96.06% of Net Assets (cost $3,600,909) (See footnote 6 for further explanation)					$3,320,525

Other assets in excess of liabilities 3.94%					136,050

Net Assets 100%					$3,456,575

#	Ratings by Moody’s Investors Service unless noted otherwise.
All ratings are as of the date indicated and do not reflect subsequent changes.
*	Rated by Standard & Poor’s Corporation
@	Rated by Fitch’s Investors Service
NR	Not Rated

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS — TAXABLE MUNICIPAL BOND SERIES	UNAUDITED

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds

December 31, 2024

Other Information

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund’s investments in securities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	3,320,525
Level 3	Significant Unobservable Inputs	—

$3,320,525

The accompanying footnotes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2024	UNAUDITED

ASSETS:
Investments in securities, at fair value (Cost: $3,600,909)		$3,320,525
Cash		88,638
Interest receivable		61,242

Total assets		3,470,405
LIABILITIES:
Payable for:
Distributions to shareholders	4,704
Fund shares redeemed	800
Trustees fees	2,841
Audit fees	997
Postage expense	956
Registration fees	847
Legal fees	482
Compliance fees	266
Custodian fee	61
Accrued expenses	1,876

Total liabilities		13,830

NET ASSETS:
Paid-in capital		5,678,960
Total accumulated loss		(2,222,385)

Total Net Assets		$3,456,575

NET ASSET VALUE, offering price and redemption price per share (473,373 shares outstanding; unlimited number of shares authorized; no par value)		$7.30

STATEMENT OF OPERATIONS

For the six months ended December 31, 2024

Net investment income:
Interest income	$93,753

Expenses:
Investment advisory fee	9,041
Transfer agent fee	2,712
Custodian fee	3,852
Pricing fees	2,137
Registration fees	4,010
Professional fees	615
Trustees fees	257
Other expenses	676

Total expenses	23,300
Fees waived by Adviser (Note 2)	(9,240)
Fees waived by Transfer Agent (Note 2)	(1,382)
Custodian fee reduction (Note 7)	(13)

Net expenses	12,665

Net investment income	81,088

Realized and unrealized loss on investments:
Net realized loss	(10,572)
Net change in unrealized appreciation/depreciation	(30,331)

Net realized and unrealized loss on investments	(40,903)

Net increase in net assets resulting from operations	$40,185

The accompanying footnotes are an integral part of the financial statements.

TAXABLE MUNICIPAL BOND SERIES

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended December 31, 2024 and the year ended June 30, 2024	UNAUDITED

	Six Months Ended 12/31/2024	Year Ended 6/30/2024
Operations:
Net investment income	$81,088	$168,959
Net realized loss on investments	(10,572)	(236,353)
Net change in unrealized appreciation/depreciation	(30,331)	137,134

Net increase in net assets resulting from operations	40,185	69,740
Total distributions (Note 6)	(81,691)	(170,375)
Net Fund share transactions (Note 4)	(7,678)	(575,437)

Total decrease	(49,184)	(676,072)
Net assets:
Beginning of period	3,505,759	4,181,831

End of period	$3,456,575	$3,505,759

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six Months Ended 12/31/2024		For the years ended June 30,
			2024	2023	2022	2021	2020
Net asset value, beginning of period	$7.39		$7.56	$8.09	$10.28	$10.40	$10.39

Income from investment operations:
Net investment income	0.17		0.33	0.33	0.29	0.34	0.52
Net gains/(losses) on investments (b)	(0.09)		(0.17)	(0.53)	(2.19)	(0.06)	0.01

Total from investment operations	0.08		0.16	(0.20)	(1.90)	0.28	0.53
Less distributions:
Distributions from net investment income	(0.17)		(0.33)	(0.33)	(0.29)	(0.34)	(0.52)
Distributions from capital gains	0.00		0.00	0.00	0.00	(0.06)	0.00

Total distributions	(0.17)		(0.33)	(0.33)	(0.29)	(0.40)	(0.52)

Net asset value, end of period	$7.30		$7.39	$7.56	$8.09	$10.28	$10.40

Total return	1.06%	(c)	2.25%	(2.38)%	(18.86)%	2.72%	5.20%
Net assets, end of period (in thousands)	$3,457		$3,506	$4,182	$5,156	$14,596	$13,722
Ratio of net expenses to average net assets (a)	0.70%	(d)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of gross expenses to average net assets	1.30%	(d)	1.28%	1.37%	1.00%	0.96%	1.02%
Ratio of net investment income to average net assets	4.52%	(d)	4.46%	4.31%	2.89%	3.30%	4.62%
Portfolio turnover	3.63%	(c)	12.53%	0.00%	8.39%	33.27%	16.28%

(a)	Percentages are after expense waivers and reductions by the Adviser, Transfer Agent, and Custodian. The Adviser, Transfer Agent, and Custodian have agreed not to seek recovery of these waivers and reductions.
(b)	Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.
(c)	Not Annualized
(d)	Annualized

The accompanying footnotes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

1.	Organization and Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the “Trust”) permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund” and collectively, the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers ten series:

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to-Medium Series

Intermediate Government Bond Series

Taxable Municipal Bond Series

The investment strategy of each of the eight state tax-free Funds is to invest exclusively in municipal securities issued by the states of Alabama, Kentucky, Mississippi, North Carolina and Tennessee, respectively. Normally, each Fund’s assets will be invested so that (1) at least 80% of the income earned on the investments will be exempt from Federal and state income taxes or (2) at least 80% of the Fund’s net assets will be invested in securities exempt from Federal and state income taxes.

The Intermediate Government Bond Series’ investment strategy is to invest only in obligations of the U.S. Treasury and agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years, and its weighted average nominal maturity will normally range between 3-10 years.

The Taxable Municipal Bond Series’ investment strategy is to invest in taxable municipal bonds of investment grade quality.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”). The Trust operates as an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, and accordingly follows the investment company accounting and reporting guidance of Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies.”

The Funds indemnify the Trust’s Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

A.	Security Valuation

In general, securities for which market quotations are readily available are valued at current market value, as provided by independent third-party pricing agents. All other securities are valued at fair value as determined in good faith by the Funds’ Valuation Designee, Dupree & Company, Inc. (the “Valuation Designee”). The Valuation Designee is responsible for, among other things, monitoring the value of the Funds’ securities. These procedures involve the use of matrix pricing models which take into consideration, among other factors, years to maturity, call date, coupon rate, trading patterns, creditworthiness, supply and demand dynamics, trading characteristics, special circumstances of a security or trading market, and any other factors or market data considered relevant in determining the value for securities. The procedures also include weekly verification of market quotations provided by two independent pricing services. A bond valuation that is not supported by the matrix pricing model requires the Valuation Designee to fair value the security in accordance with Board approved policies and procedures (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Valuation

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

1.	Organization and Significant Accounting Policies, continued

Designee has the day-to-day responsibility for fair valuing the Trust’s securities or other assets. Securities valued by the Valuation Designee are reviewed by the Valuation Committee, which consists of all the Independent Trustees. Shares of open-end mutual funds in which the Funds invest, if any, are valued at their respective net asset values as reported by the underlying funds.

The Funds have adopted the provisions of FASB ASC 820, “Fair Value Measurements and Disclosures.” ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical securities.
Level 2:	Prices determined using other significant observable inputs. Observable inputs, either directly or indirectly, are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3:	Price determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, where there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Funds’ own assumptions about the factors market participants would use in pricing a security, and would be based on the best information available.

The aggregate value by input level, as of December 31, 2024, for the Funds’ investments is included at the end of the Funds’ Schedules of Portfolio Investments.

B.	Investment Transactions

Security transactions are accounted for on a trade date basis. Realized gains and losses on securities sold are determined on an identified cost basis.

C.	Investment Income

Interest income, which includes the amortization of premiums and the accretion of discounts, is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

D.	When-Issued and Extended Settlement Securities

The Funds may purchase securities with delivery or payment to occur at a later date. At the time a Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest is accrued by the Fund until the security is delivered and payment takes place. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

E.	Federal Income Taxes

It is each Fund’s policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies, including the distribution of all or substantially all taxable and tax-exempt income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the six months ended December 31, 2024. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions for all open tax years and all major jurisdictions, and has concluded that as of December 31, 2024, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current year and no adjustments were made to prior periods. To the extent the Funds recognize interest and penalties, they are included in interest expense and other expenses, respectively, in the Statements of Operations. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends and the interim tax period since then).

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

1.	Organization and Significant Accounting Policies, continued

F.	Distributions

Substantially all of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Any net realized long term capital gains are distributed annually to shareholders. Distributions are payable in cash or in additional shares at the net asset value on the payable date. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Distributions are paid at the following frequencies:

Monthly:	Kentucky Tax-Free Short-to-Medium Series North Carolina Tax-Free Short-to-Medium Series Tennessee Tax-Free Short-to-Medium Series Intermediate Government Bond Series Taxable Municipal Bond Series

Quarterly:	Alabama Tax-Free Income Series Kentucky Tax-Free Income Series Mississippi Tax-Free Income Series North Carolina Tax-Free Income Series Tennessee Tax-Free Income Series

G.	Estimates

The preparation of these financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual amounts could differ from those estimates.

H.	Subsequent Events

Subsequent events occurring after December 31, 2024 have been evaluated by Dupree & Company, Inc. (the “Adviser”) for potential impact to this report through the date the financial statements were issued. The Adviser has determined that there were no material subsequent events that require recognition or disclosure in the Funds’ financial statements except as follows: At a meeting held on December 18, 2024, the Board of Trustees approved the reorganization of the Kentucky Tax-Free Short-to-Medium Series, Tennessee Tax-Free Short-to-Medium Series, and North Carolina Tax-Free Short-to-Medium Series into the Kentucky Tax-Free Income Series, Tennessee Tax-Free Income Series, and North Carolina Tax-Free Income Series, respectively. The reorganization is expected to occur on or about May 16, 2025. Shareholders are not required to approve the reorganization.

2.	Investment Advisory Fee and Other Transactions with Affiliates

Subject to the direction of the Trustees, the Adviser is responsible for the management of the Funds’ portfolios. Under the terms of the Investment Advisory Agreements between the Adviser and the Trust, on behalf of each Fund (each a “Agreement” and collectively, the “Agreements”) each Fund (except the Intermediate Government Bond Series) have agreed to pay to the Adviser as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of 0.50 of 1% of the first $100,000,000 average daily net assets of each Fund determined separately; 0.45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each Fund determined separately; 0.40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each Fund determined separately; 0.35 of 1% of the average daily net assets between $500,000,001 and $750,000,000 of each Fund determined separately; and 0.30 of 1% of the average daily net assets between $750,000,001 and $1,000,000,000 of each Fund determined separately; and 0.25 of 1% of the average daily net assets in excess of $1,000,000,000 of each Fund determined separately. The Intermediate Government Bond Series has agreed to pay to the Adviser, as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of 0.20 of 1% of average daily net assets.

Dupree & Company, Inc., also serving as the Funds’ transfer agent (the “Transfer Agent”), may voluntarily waive investment advisory fees and transfer agent fees payable to it under the Investment Advisory Agreement and Transfer Agent Agreement with each Fund, and assume and pay other operating expenses. Dupree & Company, Inc. will not seek to recoup any waived fees or other operating expenses it has assumed.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

2.	Investment Advisory Fee and Other Transactions with Affiliates, continued

For the six months ended December 31, 2024, fees voluntarily waived by the Adviser and Transfer Agent were as follows:

	Fees waived by Adviser	Fees waived by Transfer Agent
Alabama Tax-Free Income Series	$17,390	$-0-
Kentucky Tax-Free Income Series	-0-	-0-
Kentucky Tax-Free Short-to-Medium Series	16,014	-0-
Mississippi Tax-Free Income Series	11,633	-0-
North Carolina Tax-Free Income Series	20,618	-0-
North Carolina Tax-Free Short-to-Medium Series	12,237	-0-
Tennessee Tax-Free Income Series	19,031	-0-
Tennessee Tax-Free Short-to-Medium Series	7,414	2,039
Intermediate Government Bond Series	5,913	-0-
Taxable Municipal Bond Series	9,240	1,382

In addition, each Fund has entered into a Transfer Agent and Dividend Disbursing Agent Services Agreement with the Transfer Agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of 0.15 of 1% on the first $20,000,000 of average net assets and 0.12 of 1% of all amounts in excess of $20,000,000 of average net assets for each Fund.

Northern Lights Compliance Services, LLC, provides Chief Compliance Officer (“CCO”) services to the Trust. An officer of the Trust is an employee of Northern Lights Compliance Services, LLC

For the six months ended December 31, 2024, each member of the Board of Trustees that is not an “interested person” as defined in the 1940 Act (each, an “Independent Trustee”) received a fee of $40,000. In addition, all Independent Trustees are reimbursed by the Funds for all reasonable out-of-pocket expenses incurred by them in performing their duties. The fees are allocated on an average monthly net asset basis for each Fund. The Trustees fees for each Fund are disclosed on the Funds’ Statements of Operations.

3.	Purchases and Sales of Securities

During the six months ended December 31, 2024, the cost of purchases and the proceeds from sales/calls and maturities of securities (excluding short-term securities and U.S. government obligations, except for the Intermediate Government Bond Series which are all U.S. government obligations) for each Fund were as follows:

	Purchases	Sales/Calls/Maturities
Alabama Tax-Free Income Series	$3,596,809	$3,740,035
Kentucky Tax-Free Income Series	72,463,653	86,331,443
Kentucky Tax-Free Short-to-Medium Series	3,565,195	4,580,000
Mississippi Tax-Free Income Series	199,297	4,932,918
North Carolina Tax-Free Income Series	14,194,518	19,824,729
North Carolina Tax-Free Short-to-Medium Series	102,770	250,000
Tennessee Tax-Free Income Series	10,065,141	11,508,393
Tennessee Tax-Free Short-to-Medium Series	211,628	437,279
Intermediate Government Bond Series	4,291,655	5,210,691
Taxable Municipal Bond Series	125,000	177,016

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

4.	Capital Shares

As of December 31, 2024 and June 30, 2024, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Six Months Ended December 31, 2024		Year Ended June 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	126,235	$1,456,143	89,569	$1,024,745
Shares reinvested	10,703	122,910	20,638	234,544
Shares redeemed	(98,816)	(1,138,049)	(217,310)	(2,448,290)
Net increase/(decrease)	38,122	$441,004	(107,103)	$(1,189,001)

KENTUCKY TAX-FREE INCOME SERIES	Six Months Ended December 31, 2024		Year Ended June 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	3,506,898	$25,423,003	5,692,214	$40,726,202
Shares reinvested	793,779	5,741,931	1,584,329	11,319,745
Shares redeemed	(6,330,604)	(45,819,976)	(16,244,361)	(115,587,356)
Net decrease	(2,029,927)	$(14,655,042)	(8,967,818)	$(63,541,409)

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Six Months Ended December 31, 2024		Year Ended June 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	99,560	$513,591	478,155	$2,436,059
Shares reinvested	41,410	212,974	78,396	399,062
Shares redeemed	(342,189)	(1,765,200)	(1,617,411)	(8,250,757)
Net decrease	(201,219)	$(1,038,635)	(1,060,860)	$(5,415,636)

MISSISSIPPI TAX-FREE INCOME SERIES	Six Months Ended December 31, 2024		Year Ended June 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	3,916	$43,465	154,588	$1,700,794
Shares reinvested	5,059	56,068	8,906	98,290
Shares redeemed	(413,187)	(4,568,528)	(55,998)	(621,338)
Net increase/(decrease)	(404,212)	$(4,468,995)	107,496	$1,177,746

NORTH CAROLINA TAX-FREE INCOME SERIES	Six Months Ended December 31, 2024		Year Ended June 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	436,454	$4,699,282	1,367,252	$14,536,633
Shares reinvested	106,279	1,143,494	201,877	2,150,645
Shares redeemed	(1,152,328)	(12,405,863)	(2,041,535)	(21,671,025)
Net decrease	(609,595)	$(6,563,087)	(472,406)	$(4,983,747)

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

4.	Capital Shares, continued

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Six Months Ended December 31, 2024		Year Ended June 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	18,461	$191,995	23,337	$240,154
Shares reinvested	6,545	68,131	13,676	141,187
Shares redeemed	(43,945)	(457,539)	(245,953)	(2,531,158)
Net decrease	(18,939)	$(197,413)	(208,940)	$(2,149,817)

TENNESSEE TAX-FREE INCOME SERIES	Six Months Ended December 31, 2024		Year Ended June 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	40,707	$430,950	158,757	$1,662,358
Shares reinvested	47,663	504,817	92,372	969,860
Shares redeemed	(261,840)	(2,773,961)	(1,198,286)	(12,416,052)
Net decrease	(173,470)	$(1,838,194)	(947,157)	$(9,783,834)

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Six Months Ended December 31, 2024		Year Ended June 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	965	$9,920	3,437	$35,129
Shares reinvested	2,091	21,506	4,784	48,840
Shares redeemed	(29,658)	(305,127)	(90,704)	(924,188)
Net decrease	(26,602)	$(273,701)	(82,483)	$(840,219)

INTERMEDIATE GOVERNMENT BOND SERIES	Six Months Ended December 31, 2024		Year Ended June 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	18,882	$179,018	125,781	$1,179,158
Shares reinvested	14,429	136,764	27,497	257,583
Shares redeemed	(138,509)	(1,316,715)	(175,056)	(1,637,316)
Net decrease	(105,198)	$(1,000,933)	(21,778)	$(200,575)

TAXABLE MUNICIPAL BOND SERIES	Six Months Ended December 31, 2024		Year Ended June 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	32,860	$243,237	44,158	$315,008
Shares reinvested	7,224	54,170	15,367	112,666
Shares redeemed	(41,114)	(305,085)	(137,958)	(1,003,111)
Net decrease	(1,030)	$(7,678)	(78,433)	$(575,437)

5.	Principal Risks

State-Specific Concentration of Credit Risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

5.	Principal Risks, continued

issued by the states of Alabama, Kentucky, Mississippi, North Carolina, and Tennessee, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Each of these state-specific Funds is more susceptible to economic and political factors adversely affecting issuers of their respective states’ municipal securities than a fund that is not geographically concentrated in these issuers to the same extent.

Municipal Securities Risk

Many municipal securities are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities). As a result, conditions in those sectors may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Municipal securities may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal securities issuers than for issuers of other securities. Therefore, the investment performance of a Fund investing in municipal securities may be more dependent on the analytical abilities of the Adviser than if a Fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal securities also tends to be less liquid than many other securities markets. This is primarily the result of lower capital commitments to the asset class by the dealer community. This may adversely affect a Fund’s ability to sell or value municipal securities it holds. A Fund may also invest in municipal lease obligations which differ from other municipal securities because the lease payments are subject to annual legislative appropriation. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.

Market and Geopolitical Risk

Many municipal securities are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities). As a result, conditions in those sectors may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Municipal securities may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal securities issuers than for issuers of other securities. Therefore, the investment performance of a Fund investing in municipal securities may be more dependent on the analytical abilities of the Adviser than if a Fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal securities also tends to be less liquid than many other securities markets. This is primarily the result of lower capital commitments to the asset class by the dealer community. This may adversely affect a Fund’s ability to sell or value municipal securities it holds. A Fund may also invest in municipal lease obligations which differ from other municipal securities because the lease payments are subject to annual legislative appropriation. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market. Debt markets can be volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, natural disasters, terrorism and war (including Russia’s ongoing invasion of Ukraine), governmental actions, and other conditions. As a result, the market value of municipal securities held by a Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuations or as a result of supply and demand factors. When there are more buyers than sellers, prices tend to rise. Conversely, when there are more sellers than buyers, prices tend to fall. Municipal securities may be issued on a when-issued or delayed basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, a Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. Due to these factors, the NAV of a Fund’s shares will fluctuate.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

5.	Principal Risks, continued

Taxability Risk

The Funds’ investments in municipal securities rely on the opinion of the issuer’s bond counsel that the interest paid on those securities will not be subject to federal income tax. Tax opinions are generally provided at the time the municipal security is initially issued. However, after a Fund buys a security, the Internal Revenue Service may determine that the issuer has not complied with applicable tax requirements and a bond issued as tax-exempt should in fact be taxable. This may result in a significant decline in the value of the security.

Non-Diversification Risk (Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series and Taxable Municipal Bond Series, only)

These Funds are non-diversified, and may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in increased volatility in the Funds’ performance and share price.

Risks Associated with Health Crises

Health crises, such as the coronavirus (“COVID 19”) pandemic, can significantly stress the financial resources of municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and may adversely impact the value of its bonds, which could negatively impact the performance of the Funds. Factors contributing to the economic stress on municipal issuers may include an increase in expenses associated with combatting a pandemic and a decrease in revenues supporting the issuer’s bonds due to factors such as lower sales tax revenue as a result of decreased consumer spending, lower income tax revenue due to higher unemployment, and a decrease in the value of collateral backing revenue bonds due to closures and/or curtailment of services and/or changes in consumer behavior. In light of the uncertainty surrounding the magnitude, duration, reach, costs and effects of a pandemic, as well as actions that could be taken by governmental authorities or other third parties, it is difficult to predict the level of financial stress and duration of such stress municipal issuers may experience. Changes in an issuer’s financial strength or changes in the credit rating assigned to an obligation may affect the market values and marketability of many or all municipal obligations of issuers in that state.

Issuer Cybersecurity Risk

Municipalities issuing securities in which the Funds invest, counterparties with which the Funds engage or transact, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses of other malicious software code; ransomware; and attacks that shut down, disable, slow or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition for the municipal issuer, counterparty or other market participant. The Funds and their shareholders could be negatively impacted as a result.

Interest Rate Risk

Typically, as interest rates rise, the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. A low interest rate environment creates an elevated risk of future price declines, particularly for securities with longer maturities. You should expect a Fund’s share price and total return to fluctuate.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

6.	Federal Income Taxes

At December 31, 2024, the Funds’ cost of investments for federal income tax purposes and the net unrealized depreciation of investments were as follows:

	Cost	Appreciation	Depreciation	Net unrealized depreciation
Alabama Tax-Free Income Series	$21,392,433	$32,282	$(803,112)	$(770,830)
Kentucky Tax-Free Income Series	726,608,140	2,438,405	(18,415,442)	(15,977,037)
Kentucky Tax-Free Short-to-Medium Series	30,276,180	48,728	(463,745)	(415,017)
Mississippi Tax-Free Income Series	4,990,380	32,814	(60,790)	(27,976)
North Carolina Tax-Free Income Series	109,316,727	101,595	(2,803,344)	(2,701,749)
North Carolina Tax-Free Short-to-Medium Series	8,573,270	1,975	(63,673)	(61,698)
Tennessee Tax-Free Income Series	51,400,053	15,025	(893,890)	(878,865)
Tennessee Tax-Free Short-to-Medium Series	2,567,423	41	(17,278)	(17,237)
Intermediate Government Bond Series	8,590,153	4,298	(103,645)	(99,347)
Taxable Municipal Bond Series	3,610,680	24,753	(314,908)	(290,155)

At June 30, 2024, the Funds’ non-expiring capital loss carry-forwards available to offset future capital gains, were as follows:

	Short-term	Long-term	Total
Alabama Tax-Free Income Series	$—	$579,217	$579,217
Kentucky Tax-Free Income Series	1,395,027	17,360,092	18,755,119
Kentucky Tax-Free Short-to-Medium Series	86,273	199,201	285,474
Mississippi Tax-Free Income Series	123,423	366,167	489,590
North Carolina Tax-Free Income Series	1,277,364	4,026,301	5,303,665
North Carolina Tax-Free Short-to-Medium Series	54,833	160,276	215,109
Tennessee Tax-Free Income Series	174,230	1,563,438	1,737,668
Tennessee Tax-Free Short-to-Medium Series	2,216	275,872	278,088
Intermediate Government Bond Series	51,994	95,343	147,337
Taxable Municipal Bond Series	174,265	1,747,394	1,921,659

The distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are caused primarily due to the recognition of certain components of realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the year ended June 30, 2024, the Funds did not have any reclassification of net assets.

The tax character of distributions paid for the six months ended December 31, 2024 and the year ended June 30, 2024 were as follows:

	Six months ended December 31, 2024			Year ended June 30, 2024
	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain
Alabama Tax-Free Income Series	$295,984	$—	$—	$538,964	$—	$—
Kentucky Tax-Free Income Series	10,400,232	—	—	20,574,395	—	—
Kentucky Tax-Free Short-to-Medium Series	334,268	—	—	681,692	—	—
Mississippi Tax-Free Income Series	83,070	—	—	246,168	—	—
North Carolina Tax-Free Income Series	1,539,777	—	—	2,888,338	—	—
North Carolina Tax-Free Short-to-Medium Series	85,457	—	—	187,499	—	—
Tennessee Tax-Free Income Series	730,444	—	—	1,466,558	—	—

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

6.	Federal Income Taxes, continued

	Six months ended December 31, 2024			Year ended June 30, 2024
	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain	Tax Exempt Income	Ordinary Income	Long-Term Capital Gain
Tennessee Tax-Free Short-to-Medium Series	$25,327	$—	$—	$58,154	$—	$—
Intermediate Government Bond Series	—	158,656	—	—	310,397	—
Taxable Municipal Bond Series	—	81,691	—	—	170,375	—

At June 30, 2024, the Funds’ components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Net Long-term Capital Gain	Net Unrealized Appreciation/ Depreciation on Investments
Alabama Tax-Free Income	$—	$76,954	$—	$(616,267)
Kentucky Tax-Free Income	—	2,218,657	—	(16,392,731)
Kentucky Tax-Free Short-to-Medium	—	19,688	—	(565,635)
Mississippi Tax-Free Income	—	38,647	—	(52,693)
North Carolina Tax-Free Income	—	176,320	—	(3,007,112)
North Carolina Tax-Free Short-to-Medium	—	3,036	—	(103,560)
Tennessee Tax-Free Income	—	85,148	—	(712,325)
Tennessee Tax-Free Short-to-Medium	—	608	—	(34,326)
Intermediate Government Bond	3,916	—	—	(186,897)
Taxable Municipal Bond Series	4,116	—	—	(259,222)

	Accumulated Capital and Other Losses	Other Temporary Differences	Total Accumulated Losses
Alabama Tax-Free Income	$(579,217)	$(76,954)	$(1,195,484)
Kentucky Tax-Free Income	(18,755,119)	(2,218,657)	(35,147,850)
Kentucky Tax-Free Short-to-Medium	(285,474)	(19,688)	(851,109)
Mississippi Tax-Free Income	(489,590)	(38,582)	(542,218)
North Carolina Tax-Free Income	(5,303,665)	(176,320)	(8,310,777)
North Carolina Tax-Free Short-to-Medium	(215,109)	(3,036)	(318,669)
Tennessee Tax-Free Income	(1,737,668)	(108,345)	(2,473,190)
Tennessee Tax-Free Short-to-Medium	(278,088)	(608)	(312,414)
Intermediate Government Bond	(147,337)	(3,916)	(334,234)
Taxable Municipal Bond Series	(1,921,659)	(4,116)	(2,180,881)

7.	Line of Credit Agreement and Custodian Agreement

Under the terms of an agreement with the Funds’ custodian, U.S. Bank, National Association, principal amounts up to 5% of a Fund’s net assets are available on an uncommitted, unsecured line of credit. Each Fund is permitted to borrow money as a temporary measure in order to pay redeeming shareholders. The principal amounts borrowed are due on demand. The current agreement expires on September 17, 2025. Interest is payable based on the published prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the note and unpaid interest is paid in full and terminated. Each Fund has segregated securities in order to cover potential loans.

At December 31, 2024, the Funds had an aggregate unused line of credit amount of $25,000,000. The interest expense is shown on each Fund’s Statement of Operations within “Other expenses”. The Funds had no borrowings as of December 31, 2024.

DUPREE MUTUAL FUNDS	UNAUDITED

NOTES TO FINANCIAL STATEMENTS

December 31, 2024

7.	Line of Credit Agreement and Custodian Agreement, continued

During the six months ended December 31, 2024, the average interest rate on borrowings was 8.14% and the largest borrowing amount, the date of the largest borrowing, and the daily weighted average borrowings for each Fund were as follows:

	Largest Borrowing	Date of Largest Borrowing	Weighted Average Borrowing
Alabama Tax-Free Income Series	89,000	7/25/2024	3,054
Kentucky Tax Free Income Series	-0-	N/A	-0-
Kentucky Tax-Free Short-to-Medium Series	153,000	8/29/2024	6,728
Mississippi Tax-Free Income Series	87,000	9/9/2024	473
North Carolina Tax-Free Income Series	818,000	11/21/2024	9,625
North Carolina Tax-Free Short-to-Medium Series	-0-	N/A	-0-
Tennessee Tax-Free Income Series	159,000	12/30/2024	1,147
Tennessee Short-to-Medium Tax-Free Series	95,000	11/21/2024	636
Intermediate Government Bond Series	218,000	9/13/2024	8,380
Taxable Municipal Bond Series	-0-	N/A	-0-

The Funds have a contractual agreement with the custodian whereby the Funds compensate the custodian for custodial services incurred exceeding the credits realized as a result of uninvested cash balances. Credits realized as a result of uninvested cash balances are used to reduce each Fund’s custody fees. During the year, these credits reduced each Fund’s expenses by the amount shown on each Fund’s Statement of Operations as “Custodian fee reduction.”

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

DECEMBER 31, 2024

Proxy Voting Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve months ended June 30, 2024, is available without charge upon request by calling (800) 866-0614, or on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov. For the six months ended December 31, 2024, the Funds exercised no proxy votes due to the fact that the debt instruments in which the Funds invest carry no voting rights.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-PORT. The information will be publicly available 60 days after the end of the period.

The complete listing of each Fund’s portfolio holdings is available on the Commission’s website at http://www.sec.gov and will be made available to shareholders upon request by calling (800) 866-0614.

Renewal of Advisory Agreements:

At a meeting of the Board held on October 24, 2024, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreements (the “Advisory Agreements”) between the Adviser and the Trust with respect to each of the Series. In considering the renewal of the Advisory Agreements, the Board received materials specifically relating to each Fund and its respective Advisory Agreement.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreements.

Nature, Quality and Extent of Services. The Board considered the Adviser’s experience and the capabilities of its personnel, its compliance program and its business continuity and disaster recovery plans. The Board noted that the Trust has delegated certain compliance program responsibilities to the Adviser, including liquidity analysis and reporting, valuation of the Series’ portfolio securities, monitoring of the code of ethics, and administration of the Trust’s anti-money laundering program. After further discussion and considering the personnel involved in servicing each of the Series, as well as the materials and services described above, the Board expressed satisfaction with the quality of the services received from the Adviser.

Performance. The Board reviewed the performance of each Fund for the last 10 years, comparing the performance of each Fund to various indices, peer groups and Morningstar categories. The Trustees discussed the methodology used to select the peer groups, noting no change in the methodology used to assemble the peer groups, which were the same peer groups used last year, although there were changes in the composition of some of the peer groups. The Trustees considered The Adviser’s representation that it is difficult to construct peer groups for the Kentucky Tax-Free Short-to-Medium Series, North Carolina Tax-Free Short-to-Medium Series, and Tennessee Tax-Free Short-to-Medium Series (collectively, the “Short-to-Medium Series”) due to the lack of comparable funds in the respective states. As a result, all short term, single-state municipal bond funds in the Morningstar category were used to construct the peer groups for those Funds. Consequently, the Dupree Short-to-Medium Series tend to perform differently from the indexes and peer groups due to differences in credit quality and duration (i.e., the Dupree Short-to-Medium Series have substantially shorter durations and higher credit quality than their peers). The Trustees also noted that the benchmarks do not reflect fund fees and expenses.

The Board reviewed performance for each of the Funds over the 1-year, 5-year and 10-year periods, relative to applicable benchmarks, peer groups and Morningstar categories. The Trustees noted that all the Funds, other than the Intermediate Government Bond Series, underperformed their respective benchmarks for all periods due to the fact that the indices do not reflect fund fees or expenses. However, the Trustees noted that the Intermediate Government Bond Series outperformed its benchmark for all periods. The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Mississippi Tax-Free income Series, North Carolina Tax-Free Income Series, and Tennessee Tax-Free Income Series (collectively, the “Income Series”) generally underperformed their respective peer groups for the most recent 1-year period, which The Adviser attributed to the shorter duration and higher credit

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

DECEMBER 31, 2024

Renewal of Advisory Agreements, continued

quality of each of the Income Series relative to their peers. However, the Board observed that each of the Income Series generally outperformed or performed in line with their respective peer groups and Morningstar categories for the 5-year and 10-year periods. The Board noted that the Intermediate Government Bond Series underperformed its peer group for the 1-year period, but outperformed its benchmark, peer group and Morningstar category for all other periods. The Adviser attributed the 1-year underperformance to the peer group to the fact that the Intermediate Government Bond Series holds only U.S. agency securities, while most funds in its peer group have a significant percentage of their portfolios invested in structured products that pay higher yields than less risky U.S. agency bonds. The Taxable Municipal Bond Series outperformed its peer group for the most recent 1-year period and performed in line with the peer group for the 10-year period, but underperformed its benchmark, peer group and Morningstar category for all other periods. The Adviser attributed the underperformance of the Taxable Municipal Bond Series for the 5-year period to several large redemptions in May 2022 that required the Fund to quickly sell bonds at an inopportune time. The Board concluded that performance of the Income Series, the Intermediate Government Bond Series, and the Taxable Municipal Bond Series was satisfactory.

Reviewing the performance of the Short-to-Medium Series, the Board observed that each Short-to-Medium Series underperformed its applicable benchmark, peer group and Morningstar category for all periods. The Adviser attributed the underperformance in the 1-year period to the higher credit quality of each Short-to-Medium Series and the underperformance in the 5-year and 10-year periods to the substantially shorter duration of each Short-to-Medium Series relative to its benchmark, peer group and Morningstar category. In considering performance, the Board noted that the Adviser proposed merging each Short-to-Medium Series into a corresponding Income Series.

Fees and Expenses. The Board noted that the advisory fees for the Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series and the Intermediate Government Bond Series were below the peer group average, and the Kentucky Tax-Free Income Series and the Intermediate Government Bond Series were below the Morningstar category averages. The Board also noted that the advisory fee for the other Funds were higher than the peer groups and Morningstar category averages but were within the range of fees charged by funds in the peer groups and Morningstar categories. The Trustees noted that the higher fees were due to the smaller size of the Funds as compared to the size of the funds comprising the peer groups and Morningstar categories. Turning to total operating expenses, the Board observed that the average expense ratio for all the Series, after voluntary fee waivers and reimbursements, were equal to or lower than the average expense ratios of the peer groups and Morningstar categories, with the exception of the Tennessee Tax-Free Income Series whose average expense ratio is higher than the peer group average and the Taxable Municipal Bond Series whose average expense ratio is higher than the Morningstar category average. The Trustees noted that the Adviser voluntarily waives fees and reimburses expenses to the extent necessary to keep total und operating expenses at or below 0.70% and that the voluntary fee waivers and expenses reimbursements would remain in place for an additional one-year period for all Funds other than each of the Short-to-Medium Series. The Trustees observed that rather than continue to voluntarily waive fees in the Short-to-Medium Series, the Adviser is recommending that each Short-to-Medium Series be merged into the corresponding Income Series. Finally, Trustees reviewed the advisory fee breakpoints currently in place for all the Funds. After considering the comparative data as described above, the Board concluded that the advisory fees and expense ratios were reasonable.

Economies of Scale and Profitability. In reviewing the costs of the services to be provided and the profits to be realized by the Adviser, the Board reviewed the Adviser’s unaudited Balance Sheet and a Statement of Income and Expenses, each as of June 30, 2024. The Board also reviewed the net profit margins realized by the Adviser on each Fund. The Board considered the allocation of revenues and expenses, specifically noting that 100% of marketing expenses are allocated to the Adviser. The Board also considered the methodology used by the Adviser in determining profitability, noting that it was the same methodology as used in previous years. After considering all of the data as described above, the Board concluded that the services provided and the profits to be realized by the Adviser were reasonable.

The Board considered the benefit shareholders receive from an in-house transfer agent and The Adviser’s assertion that the transfer agency fees earned by the Adviser reflect its service to the Series’ direct shareholders and the coordination of trading and settlement issues for all shareholders. The Board also noted that unlike many other service providers, the Adviser does not charge separately for fund accounting and fund administration services. Rather, such services are included in the investment advisory fee. The Trustees discussed the level and quality of services provided to shareholders by the Adviser. The Trustees reviewed transfer agency, fund administration and fund accounting fees (“Administrative Fees”) paid by a peer group of funds and compared those fees to the fees paid by the Trust. The Trustees noted the difficulty of comparing Administrative Fees due to different methods used to calculate and

DUPREE MUTUAL FUNDS	UNAUDITED

OTHER UNAUDITED INFORMATION

DECEMBER 31, 2024

Renewal of Advisory Agreements, continued

assess fees and the size of companies providing the services. The Trustees also discussed the net profit margins realized by the Adviser on each Series under the Transfer Agent and Dividend Disbursing Agent Services Agreement. After considering data described above, the Board concluded that the transfer agency fees paid to the Adviser were reasonable.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of independent counsel, the Board determined that the Advisory Agreements were fair and reasonable, that the Adviser’s fees were reasonable in light of the services provided to the Series and the benefits received by the Adviser, and that renewal of the Advisory Agreements would be in the best interests of the Series.

Item 8. Not applicable.

Item 9. Not applicable

Item 10. Included under Item 7

Item 11. Included under Item 7

Item 12. Not applicable.

Item 13. Not applicable

Item 14: Not applicable

Item 15: Not applicable

Item 16:

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17: Not applicable

Item 18: Not applicable.

Item 19. Exhibits

(a)(1)  Not applicable

(a)(2)  Not applicable

(a)(3)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(b)  Certifications pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and required by Rule 30a-2(b) under the Investment Company Act of 1940, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds
By: /s/ Michelle M. Dragoo
Michelle M. Dragoo, Principal Financial Officer
Date: February 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dupree Mutual Funds
By: /s/ Allen E. Grimes, III
Allen E. Grimes, III, Principal Executive Officer
Date: February 28, 2025